Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Total Market Index Portfolio
March 31, 2022
VTMI-NPRT1-0522
1.9887334.103
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.9%
Anterix, Inc. (a)	236	13,664
AT&T, Inc.	89,131	2,106,166
ATN International, Inc.	136	5,424
Bandwidth, Inc. (a)(b)	283	9,166
Cogent Communications Group, Inc.	526	34,900
Consolidated Communications Holdings, Inc. (a)	851	5,021
EchoStar Holding Corp. Class A (a)(b)	508	12,365
Globalstar, Inc. (a)	8,379	12,317
IDT Corp. Class B (a)	241	8,216
Iridium Communications, Inc. (a)	1,656	66,770
Liberty Global PLC:
Class A (a)	2,093	53,392
Class C (a)	4,267	110,558
Liberty Latin America Ltd.:
Class A (a)	908	8,808
Class C (a)	1,528	14,654
Lumen Technologies, Inc.	11,502	129,628
Ooma, Inc. (a)	242	3,628
Radius Global Infrastructure, Inc. (a)(b)	766	10,938
Verizon Communications, Inc.	51,665	2,631,815
		5,237,430
Entertainment - 1.3%
Activision Blizzard, Inc.	9,721	778,749
AMC Entertainment Holdings, Inc. Class A (a)(b)	6,421	158,213
Cinemark Holdings, Inc. (a)(b)	1,302	22,499
Electronic Arts, Inc.	3,529	446,454
Lions Gate Entertainment Corp.:
Class A (a)(b)	842	13,683
Class B (a)	1,457	21,899
Live Nation Entertainment, Inc. (a)	1,686	198,341
LiveOne, Inc. (a)	750	612
Madison Square Garden Entertainment Corp. (a)	319	26,576
Madison Square Garden Sports Corp. (a)	208	37,307
Marcus Corp. (a)(b)	305	5,399
Netflix, Inc. (a)	5,529	2,071,108
Playtika Holding Corp. (a)	1,327	25,651
Roku, Inc. Class A (a)	1,471	184,272
Sciplay Corp. (A Shares) (a)	374	4,832
Take-Two Interactive Software, Inc. (a)	1,439	221,232
The Walt Disney Co. (a)	22,682	3,111,063
Warner Music Group Corp. Class A	1,390	52,612
World Wrestling Entertainment, Inc. Class A (b)	562	35,091
Zynga, Inc. (a)	13,134	121,358
		7,536,951
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	3,757	10,449,532
Class C (a)	3,487	9,739,156
Angi, Inc. (a)(b)	930	5,273
Bumble, Inc. (a)	887	25,705
CarGurus, Inc. Class A (a)	1,074	45,602
Cars.com, Inc. (a)	848	12,237
Eventbrite, Inc. (a)	937	13,839
EverQuote, Inc. Class A (a)	223	3,608
IAC (a)	1,049	105,194
Liberty TripAdvisor Holdings, Inc. (a)	766	1,570
Match Group, Inc. (a)	3,536	384,505
MediaAlpha, Inc. Class A (a)	231	3,823
Meta Platforms, Inc. Class A (a)	29,536	6,567,625
Pinterest, Inc. Class A (a)	7,032	173,058
QuinStreet, Inc. (a)	701	8,132
Snap, Inc. Class A (a)	13,368	481,114
TripAdvisor, Inc. (a)(b)	1,206	32,707
TrueCar, Inc. (a)	928	3,666
Twitter, Inc. (a)	9,985	386,320
Vimeo, Inc. (a)	1,929	22,917
Yelp, Inc. (a)	853	29,096
Ziff Davis, Inc. (a)	605	58,552
Zoominfo Technologies, Inc. (a)	3,781	225,877
		28,779,108
Media - 1.1%
Altice U.S.A., Inc. Class A (a)	2,759	34,432
AMC Networks, Inc. Class A (a)	383	15,561
Audacy, Inc. Class A (a)	1,278	3,693
Boston Omaha Corp. (a)(b)	213	5,404
Cable One, Inc.	62	90,783
Cardlytics, Inc. (a)	414	22,762
Cbdmd, Inc. (a)(b)	345	359
Charter Communications, Inc. Class A (a)	1,544	842,283
Clear Channel Outdoor Holdings, Inc. (a)	5,695	19,705
Comcast Corp. Class A	56,908	2,664,433
Discovery Communications, Inc.:
Class A (a)	2,142	53,379
Class C (non-vtg.) (a)	3,767	94,062
DISH Network Corp. Class A (a)	3,123	98,843
E.W. Scripps Co. Class A (a)	687	14,283
Fluent, Inc. (a)	328	682
Fox Corp.:
Class A	4,024	158,747
Class B	1,810	65,667
Gannett Co., Inc. (a)	1,697	7,653
Gray Television, Inc.	1,112	24,542
iHeartMedia, Inc. (a)	1,385	26,218
Interpublic Group of Companies, Inc.	4,919	174,379
John Wiley & Sons, Inc. Class A	531	28,159
Liberty Broadband Corp.:
Class A (a)	293	38,401
Class C (a)	1,766	238,975
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	305	8,778
Liberty Braves Class C (a)	311	8,680
Liberty Formula One Group Series C (a)	2,442	170,549
Liberty Media Class A (a)	388	24,494
Liberty SiriusXM Series A (a)	1,036	47,356
Liberty SiriusXM Series C (a)	1,948	89,082
Loyalty Ventures, Inc. (a)	223	3,686
Magnite, Inc. (a)	1,384	18,283
National CineMedia, Inc.	734	1,864
News Corp.:
Class A	4,968	110,041
Class B	1,484	33,420
Nexstar Broadcasting Group, Inc. Class A	511	96,313
Omnicom Group, Inc.	2,654	225,272
PubMatic, Inc. (a)	340	8,881
Scholastic Corp. (b)	375	15,105
Sinclair Broadcast Group, Inc. Class A	614	17,204
Sirius XM Holdings, Inc. (b)	11,509	76,190
TechTarget, Inc. (a)(b)	322	26,172
Tegna, Inc.	2,764	61,914
The New York Times Co. Class A	2,092	95,897
ViacomCBS, Inc.:
Class A (b)	536	21,660
Class B	7,128	269,510
WideOpenWest, Inc. (a)	640	11,162
		6,164,918
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	836	15,934
NII Holdings, Inc. (a)(c)	363	94
Shenandoah Telecommunications Co.	602	14,195
T-Mobile U.S., Inc. (a)	7,328	940,549
Telephone & Data Systems, Inc.	1,236	23,336
U.S. Cellular Corp. (a)	191	5,774
		999,882
TOTAL COMMUNICATION SERVICES		48,718,289
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.2%
Adient PLC (a)	1,158	47,212
American Axle & Manufacturing Holdings, Inc. (a)	1,345	10,437
Aptiv PLC (a)	3,378	404,380
Autoliv, Inc.	985	75,293
BorgWarner, Inc.	2,998	116,622
Cooper-Standard Holding, Inc. (a)	219	1,921
Dana, Inc.	1,775	31,187
Dorman Products, Inc. (a)	354	33,641
Fox Factory Holding Corp. (a)	529	51,816
Gentex Corp.	2,967	86,547
Gentherm, Inc. (a)	408	29,800
LCI Industries	321	33,323
Lear Corp.	746	106,372
Modine Manufacturing Co. (a)	666	6,001
Motorcar Parts of America, Inc. (a)	233	4,154
Patrick Industries, Inc.	273	16,462
Standard Motor Products, Inc.	233	10,052
Stoneridge, Inc. (a)	331	6,872
Tenneco, Inc. (a)	978	17,917
The Goodyear Tire & Rubber Co. (a)	3,536	50,529
Veoneer, Inc. (a)	1,236	45,670
Visteon Corp. (a)	346	37,759
XPEL, Inc. (a)	197	10,364
		1,234,331
Automobiles - 2.2%
Ford Motor Co.	48,993	828,472
General Motors Co. (a)	18,125	792,788
Harley-Davidson, Inc.	1,922	75,727
Rivian Automotive, Inc. (b)	1,935	97,214
Tesla, Inc. (a)	10,154	10,941,950
Thor Industries, Inc. (b)	696	54,775
Winnebago Industries, Inc. (b)	407	21,990
Workhorse Group, Inc. (a)(b)	1,637	8,185
		12,821,101
Distributors - 0.1%
Funko, Inc. (a)	290	5,003
Genuine Parts Co.	1,777	223,938
LKQ Corp.	3,350	152,124
Pool Corp.	500	211,425
		592,490
Diversified Consumer Services - 0.1%
2U, Inc. (a)	944	12,536
Adtalem Global Education, Inc. (a)	617	18,331
American Public Education, Inc. (a)	218	4,630
Aspen Group, Inc. (a)(b)	151	245
Bright Horizons Family Solutions, Inc. (a)	755	100,181
Carriage Services, Inc.	193	10,293
Chegg, Inc. (a)	1,820	66,030
Duolingo, Inc. (a)	71	6,753
European Wax Center, Inc.	168	4,966
Frontdoor, Inc. (a)	1,065	31,790
Graham Holdings Co.	49	29,962
Grand Canyon Education, Inc. (a)	505	49,041
H&R Block, Inc.	2,191	57,054
Houghton Mifflin Harcourt Co. (a)	1,578	33,154
Laureate Education, Inc. Class A	1,235	14,635
OneSpaWorld Holdings Ltd. (a)(b)	757	7,721
Perdoceo Education Corp. (a)	828	9,505
PowerSchool Holdings, Inc. (b)	503	8,305
Regis Corp. (a)(b)	276	585
Service Corp. International	2,062	135,721
Strategic Education, Inc. (b)	276	18,321
Stride, Inc. (a)	549	19,945
Terminix Global Holdings, Inc. (a)	1,524	69,540
Vivint Smart Home, Inc. Class A (a)(b)	535	3,617
WW International, Inc. (a)	657	6,721
Xpresspa Group, Inc. (a)(b)	1,422	1,607
		721,189
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	654	7,966
Airbnb, Inc. Class A (a)	4,330	743,721
ARAMARK Holdings Corp.	3,192	120,019
Bally's Corp. (a)(b)	381	11,712
BJ's Restaurants, Inc. (a)	320	9,056
Bloomin' Brands, Inc. (b)	1,034	22,686
Booking Holdings, Inc. (a)	513	1,204,755
Boyd Gaming Corp.	1,026	67,490
Brinker International, Inc. (a)	565	21,560
Caesars Entertainment, Inc. (a)	2,670	206,551
Carnival Corp. (a)(b)	10,047	203,150
Carrols Restaurant Group, Inc. (b)	392	886
Century Casinos, Inc. (a)	312	3,728
Chipotle Mexican Grill, Inc. (a)	351	555,293
Choice Hotels International, Inc.	411	58,263
Churchill Downs, Inc.	431	95,587
Chuy's Holdings, Inc. (a)	239	6,453
Cracker Barrel Old Country Store, Inc.	288	34,194
Darden Restaurants, Inc.	1,621	215,512
Dave & Buster's Entertainment, Inc. (a)	470	23,077
Denny's Corp. (a)	812	11,620
Dine Brands Global, Inc.	213	16,603
Domino's Pizza, Inc.	454	184,783
DraftKings, Inc. Class A (a)(b)	4,170	81,190
Drive Shack, Inc. (a)(b)	941	1,449
El Pollo Loco Holdings, Inc. (a)	249	2,893
Everi Holdings, Inc. (a)	1,143	24,003
Expedia, Inc. (a)	1,822	356,511
F45 Training Holdings, Inc.	254	2,718
Fiesta Restaurant Group, Inc. (a)(b)	174	1,301
GAN Ltd. (a)(b)	480	2,314
Golden Entertainment, Inc. (a)	246	14,285
Hilton Grand Vacations, Inc. (a)	1,112	57,835
Hilton Worldwide Holdings, Inc. (a)	3,478	527,752
Hyatt Hotels Corp. Class A (a)	631	60,229
Jack in the Box, Inc.	268	25,034
Las Vegas Sands Corp. (a)	4,295	166,947
Lindblad Expeditions Holdings (a)	392	5,911
Marriott International, Inc. Class A (a)	3,415	600,186
Marriott Vacations Worldwide Corp.	534	84,212
McDonald's Corp.	9,324	2,305,639
Membership Collective Group, Inc. Class A (b)	384	2,980
MGM Resorts International	4,861	203,870
Monarch Casino & Resort, Inc. (a)	171	14,916
Noodles & Co. (a)	384	2,292
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,627	101,239
Papa John's International, Inc.	404	42,533
Penn National Gaming, Inc. (a)	2,077	88,106
Planet Fitness, Inc. (a)	1,042	88,028
Playa Hotels & Resorts NV (a)	1,737	15,025
PlayAGS, Inc. (a)	367	2,448
RCI Hospitality Holdings, Inc.	105	6,453
Red Robin Gourmet Burgers, Inc. (a)	192	3,237
Red Rock Resorts, Inc.	646	31,370
Royal Caribbean Cruises Ltd. (a)	2,800	234,584
Ruth's Hospitality Group, Inc.	364	8,328
Scientific Games Corp. Class A (a)	1,207	70,911
SeaWorld Entertainment, Inc. (a)	650	48,386
Shake Shack, Inc. Class A (a)(b)	494	33,543
Six Flags Entertainment Corp. (a)	945	41,108
Starbucks Corp.	14,729	1,339,897
Texas Roadhouse, Inc. Class A	871	72,929
The Cheesecake Factory, Inc. (a)(b)	622	24,749
Travel+Leisure Co.	1,081	62,633
Vail Resorts, Inc.	506	131,697
Wendy's Co.	2,224	48,861
Wingstop, Inc.	377	44,241
Wyndham Hotels & Resorts, Inc.	1,165	98,664
Wynn Resorts Ltd. (a)	1,316	104,938
Xponential Fitness, Inc. (b)	127	2,977
Yum! Brands, Inc.	3,656	433,346
		11,549,363
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	128	2,120
Beazer Homes U.S.A., Inc. (a)	338	5,144
Cavco Industries, Inc. (a)	105	25,289
Century Communities, Inc.	373	19,982
D.R. Horton, Inc.	4,070	303,256
Dream Finders Homes, Inc. (a)(b)	220	3,758
Ethan Allen Interiors, Inc. (b)	278	7,247
Flexsteel Industries, Inc.	89	1,718
Garmin Ltd.	1,896	224,885
GoPro, Inc. Class A (a)	1,508	12,863
Green Brick Partners, Inc. (a)	638	12,607
Helen of Troy Ltd. (a)	301	58,948
Hooker Furnishings Corp.	145	2,746
Hovnanian Enterprises, Inc. Class A (a)	60	3,546
Installed Building Products, Inc.	292	24,671
iRobot Corp. (a)(b)	331	20,985
KB Home	1,082	35,035
La-Z-Boy, Inc.	561	14,794
Leggett & Platt, Inc. (b)	1,667	58,012
Lennar Corp.:
Class A	3,227	261,936
Class B	395	26,998
LGI Homes, Inc. (a)	273	26,667
Lovesac (a)	161	8,704
M.D.C. Holdings, Inc.	691	26,147
M/I Homes, Inc. (a)	361	16,010
Meritage Homes Corp. (a)	467	37,000
Mohawk Industries, Inc. (a)	686	85,201
Newell Brands, Inc.	4,728	101,226
NVR, Inc. (a)	41	183,158
PulteGroup, Inc.	3,164	132,572
Purple Innovation, Inc. (a)	646	3,779
Skyline Champion Corp. (a)	657	36,056
Snap One Holdings Corp. (a)(b)	167	2,463
Sonos, Inc. (a)(b)	1,606	45,321
Taylor Morrison Home Corp. (a)	1,544	42,028
Tempur Sealy International, Inc.	2,408	67,231
Toll Brothers, Inc.	1,431	67,286
TopBuild Corp. (a)	412	74,733
Traeger, Inc. (a)(b)	293	2,180
TRI Pointe Homes, Inc. (a)	1,397	28,052
Tupperware Brands Corp. (a)(b)	630	12,254
Universal Electronics, Inc. (a)	188	5,873
VOXX International Corp. (a)	261	2,602
Vuzix Corp. (a)(b)	776	5,122
Weber, Inc. (b)	225	2,212
Whirlpool Corp.	758	130,967
ZAGG, Inc. rights (a)(c)	132	12
		2,271,396
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	340	4,338
Amazon.com, Inc. (a)	5,444	17,747,168
CarParts.com, Inc. (a)(b)	581	3,893
Chewy, Inc. (a)(b)	1,122	45,755
Duluth Holdings, Inc. (a)(b)	205	2,507
eBay, Inc.	7,813	447,372
Etsy, Inc. (a)	1,583	196,735
Groupon, Inc. (a)(b)	252	4,846
Lands' End, Inc. (a)(b)	114	1,929
Liquidity Services, Inc. (a)	330	5,650
Overstock.com, Inc. (a)(b)	537	23,631
PetMed Express, Inc. (b)	286	7,379
Poshmark, Inc. (a)(b)	456	5,773
Quotient Technology, Inc. (a)	1,173	7,484
Qurate Retail, Inc. Series A	4,594	21,867
Revolve Group, Inc. (a)	483	25,932
Shutterstock, Inc.	286	26,621
Stitch Fix, Inc. (a)(b)	1,017	10,241
The RealReal, Inc. (a)	1,003	7,282
Waitr Holdings, Inc. (a)	734	272
Wayfair LLC Class A (a)(b)	975	108,011
Xometry, Inc.	87	3,197
		18,707,883
Leisure Products - 0.1%
Acushnet Holdings Corp.	428	17,231
American Outdoor Brands, Inc. (a)	175	2,298
AMMO, Inc. (a)(b)	1,102	5,290
Brunswick Corp.	963	77,897
Callaway Golf Co. (a)(b)	1,498	35,083
Clarus Corp.	306	6,975
Hasbro, Inc.	1,617	132,465
Johnson Outdoors, Inc. Class A	86	6,685
Malibu Boats, Inc. Class A (a)	272	15,779
MasterCraft Boat Holdings, Inc. (a)	256	6,300
Mattel, Inc. (a)	4,372	97,102
Nautilus, Inc. (a)(b)	321	1,323
Peloton Interactive, Inc. Class A (a)(b)	3,724	98,388
Polaris, Inc.	712	74,988
Smith & Wesson Brands, Inc.	576	8,715
Sturm, Ruger & Co., Inc. (b)	229	15,943
Vista Outdoor, Inc. (a)	712	25,411
YETI Holdings, Inc. (a)	1,099	65,918
		693,791
Multiline Retail - 0.5%
Big Lots, Inc. (b)	395	13,667
Dillard's, Inc. Class A	55	14,761
Dollar General Corp.	2,912	648,299
Dollar Tree, Inc. (a)	2,807	449,541
Franchise Group, Inc.	321	13,299
Kohl's Corp.	1,880	113,665
Macy's, Inc.	3,868	94,224
Nordstrom, Inc. (b)	1,371	37,168
Ollie's Bargain Outlet Holdings, Inc. (a)	741	31,833
Target Corp.	6,092	1,292,844
		2,709,301
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (a)	753	24,088
Academy Sports & Outdoors, Inc. (b)	1,120	44,128
Advance Auto Parts, Inc.	786	162,671
America's Car Mart, Inc. (a)	69	5,559
American Eagle Outfitters, Inc. (b)	1,957	32,878
Asbury Automotive Group, Inc. (a)	290	46,458
AutoNation, Inc. (a)	500	49,790
AutoZone, Inc. (a)	262	535,680
Barnes & Noble Education, Inc. (a)(b)	379	1,357
Bath & Body Works, Inc.	3,302	157,836
Bed Bath & Beyond, Inc. (a)	1,231	27,734
Best Buy Co., Inc.	2,764	251,248
Big 5 Sporting Goods Corp. (b)	290	4,974
Boot Barn Holdings, Inc. (a)	362	34,314
Burlington Stores, Inc. (a)	834	151,930
Caleres, Inc.	434	8,389
Camping World Holdings, Inc. (b)	507	14,171
CarMax, Inc. (a)	2,026	195,468
Carvana Co. Class A (a)(b)	1,069	127,521
Chico's FAS, Inc. (a)	1,494	7,171
Citi Trends, Inc. (a)(b)	117	3,583
Conn's, Inc. (a)(b)	216	3,329
Designer Brands, Inc. Class A (a)(b)	761	10,281
Dick's Sporting Goods, Inc.	810	81,016
Five Below, Inc. (a)	702	111,176
Floor & Decor Holdings, Inc. Class A (a)	1,322	107,082
Foot Locker, Inc.	1,102	32,685
GameStop Corp. Class A (a)(b)	775	129,100
Gap, Inc. (b)	2,647	37,270
Genesco, Inc. (a)	182	11,577
Group 1 Automotive, Inc.	224	37,594
GrowGeneration Corp. (a)(b)	661	6,088
Guess?, Inc. (b)	501	10,947
Haverty Furniture Companies, Inc.	181	4,963
Hibbett, Inc.	176	7,804
Leslie's, Inc. (a)(b)	1,670	32,331
Lithia Motors, Inc. Class A (sub. vtg.)	379	113,745
LL Flooring Holdings, Inc. (a)	357	5,005
Lowe's Companies, Inc.	8,642	1,747,326
MarineMax, Inc. (a)	282	11,353
Monro, Inc.	429	19,022
Murphy U.S.A., Inc.	295	58,988
National Vision Holdings, Inc. (a)(b)	1,048	45,661
O'Reilly Automotive, Inc. (a)	841	576,051
OneWater Marine, Inc. Class A	119	4,100
Party City Holdco, Inc. (a)(b)	1,285	4,600
Penske Automotive Group, Inc.	376	35,239
Petco Health & Wellness Co., Inc. (a)(b)	1,050	20,549
Rent-A-Center, Inc.	743	18,716
RH (a)	217	70,762
Ross Stores, Inc.	4,441	401,733
Sally Beauty Holdings, Inc. (a)	1,392	21,757
Shoe Carnival, Inc.	209	6,094
Signet Jewelers Ltd. (b)	668	48,564
Sleep Number Corp. (a)(b)	278	14,097
Sonic Automotive, Inc. Class A (sub. vtg.)	255	10,840
Sportsman's Warehouse Holdings, Inc. (a)	582	6,222
The Aaron's Co., Inc.	397	7,972
The Buckle, Inc.	365	12,060
The Cato Corp. Class A (sub. vtg.)	216	3,167
The Children's Place, Inc. (a)	173	8,529
The Home Depot, Inc.	13,173	3,943,074
The ODP Corp. (a)	560	25,665
Tilly's, Inc.	250	2,340
TJX Companies, Inc.	15,013	909,488
Tractor Supply Co.	1,421	331,619
TravelCenters of America LLC (a)	158	6,788
Ulta Beauty, Inc. (a)	679	270,391
Urban Outfitters, Inc. (a)	844	21,193
Victoria's Secret & Co. (a)	907	46,584
Vroom, Inc. (a)	1,571	4,179
Williams-Sonoma, Inc.	930	134,850
Winmark Corp.	34	7,480
Zumiez, Inc. (a)(b)	273	10,431
		11,496,425
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	1,879	96,562
Carter's, Inc.	527	48,479
Columbia Sportswear Co.	426	38,566
Crocs, Inc. (a)	740	56,536
Deckers Outdoor Corp. (a)	343	93,903
Fossil Group, Inc. (a)	568	5,476
G-III Apparel Group Ltd. (a)	533	14,418
Hanesbrands, Inc. (b)	4,361	64,935
Kontoor Brands, Inc.	590	24,397
Lakeland Industries, Inc. (a)	133	2,552
Levi Strauss & Co. Class A	1,179	23,297
lululemon athletica, Inc. (a)	1,475	538,714
Movado Group, Inc.	226	8,825
NIKE, Inc. Class B	15,949	2,146,097
Oxford Industries, Inc.	193	17,467
PVH Corp.	888	68,030
Ralph Lauren Corp.	608	68,972
Samsonite International SA (a)(d)	17,400	38,931
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,689	68,844
Steven Madden Ltd.	940	36,322
Superior Group of Companies, Inc.	131	2,338
Tapestry, Inc.	3,435	127,610
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,587	44,031
Class C (non-vtg.) (a)	2,512	39,087
Unifi, Inc. (a)	153	2,769
Vera Bradley, Inc. (a)	270	2,071
VF Corp.	4,071	231,477
Wolverine World Wide, Inc.	1,051	23,711
		3,934,417
TOTAL CONSUMER DISCRETIONARY		66,731,687
CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)(b)	119	46,228
Brown-Forman Corp. Class B (non-vtg.)	2,283	153,007
Celsius Holdings, Inc. (a)	481	26,542
Coca-Cola Bottling Co. Consolidated	57	28,320
Constellation Brands, Inc. Class A (sub. vtg.)	2,050	472,156
Keurig Dr. Pepper, Inc.	9,201	348,718
MGP Ingredients, Inc. (b)	154	13,181
Molson Coors Beverage Co. Class B	2,354	125,657
Monster Beverage Corp. (a)	4,695	375,131
National Beverage Corp. (b)	291	12,659
PepsiCo, Inc.	17,254	2,887,975
The Coca-Cola Co.	48,511	3,007,682
		7,497,256
Food & Staples Retailing - 1.3%
Andersons, Inc.	392	19,702
BJ's Wholesale Club Holdings, Inc. (a)	1,705	115,275
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	142	17
warrants 11/4/28 (a)	142	7
warrants 11/4/28 (a)	142	3
Class A (a)(b)	167	676
Casey's General Stores, Inc.	465	92,149
Chefs' Warehouse Holdings (a)	413	13,464
Costco Wholesale Corp.	5,514	3,175,237
Grocery Outlet Holding Corp. (a)(b)	1,109	36,353
Ingles Markets, Inc. Class A	183	16,296
Kroger Co.	8,446	484,547
Natural Grocers by Vitamin Cottage, Inc.	99	1,940
Performance Food Group Co. (a)	1,928	98,154
PriceSmart, Inc.	297	23,424
Rite Aid Corp. (a)(b)	652	5,705
SpartanNash Co.	455	15,010
Sprouts Farmers Market LLC (a)	1,395	44,612
Sysco Corp.	6,400	522,560
U.S. Foods Holding Corp. (a)	2,784	104,762
United Natural Foods, Inc. (a)	697	28,821
Walgreens Boots Alliance, Inc.	8,968	401,497
Walmart, Inc.	17,749	2,643,181
Weis Markets, Inc.	210	14,998
		7,858,390
Food Products - 1.0%
Archer Daniels Midland Co.	6,981	630,105
B&G Foods, Inc. Class A	792	21,368
Beyond Meat, Inc. (a)(b)	764	36,909
Bunge Ltd.	1,752	194,139
Cal-Maine Foods, Inc.	473	26,119
Calavo Growers, Inc.	204	7,436
Campbell Soup Co.	2,528	112,673
Conagra Brands, Inc.	5,990	201,084
Darling Ingredients, Inc. (a)	2,022	162,528
Flowers Foods, Inc. (b)	2,483	63,838
Fresh Del Monte Produce, Inc.	405	10,494
Freshpet, Inc. (a)	544	55,836
General Mills, Inc.	7,559	511,895
Hormel Foods Corp.	3,521	181,472
Hostess Brands, Inc. Class A (a)	1,689	37,057
Ingredion, Inc.	833	72,596
J&J Snack Foods Corp.	184	28,538
John B. Sanfilippo & Son, Inc.	112	9,345
Kellogg Co.	3,193	205,917
Laird Superfood, Inc. (a)	47	170
Lamb Weston Holdings, Inc.	1,827	109,456
Lancaster Colony Corp.	246	36,691
Landec Corp. (a)	330	3,821
McCormick & Co., Inc. (non-vtg.)	3,112	310,578
Mondelez International, Inc.	17,407	1,092,811
Pilgrim's Pride Corp. (a)	584	14,658
Post Holdings, Inc. (a)	734	50,837
Sanderson Farms, Inc.	261	48,935
Seaboard Corp.	3	12,616
Seneca Foods Corp. Class A (a)	90	4,639
The Hain Celestial Group, Inc. (a)	1,182	40,661
The Hershey Co.	1,813	392,750
The J.M. Smucker Co.	1,353	183,210
The Kraft Heinz Co.	8,860	348,995
The Simply Good Foods Co. (a)	1,044	39,620
Tootsie Roll Industries, Inc.	243	8,495
TreeHouse Foods, Inc. (a)	681	21,969
Tyson Foods, Inc. Class A	3,680	329,838
Vital Farms, Inc. (a)(b)	332	4,104
Whole Earth Brands, Inc. Class A (a)	531	3,802
		5,628,005
Household Products - 1.1%
Central Garden & Pet Co. (a)	184	8,089
Central Garden & Pet Co. Class A (non-vtg.) (a)	437	17,821
Church & Dwight Co., Inc.	3,047	302,811
Colgate-Palmolive Co.	10,516	797,428
Energizer Holdings, Inc.	776	23,870
Kimberly-Clark Corp.	4,204	517,765
Procter & Gamble Co.	30,202	4,614,866
Reynolds Consumer Products, Inc. (b)	695	20,391
Spectrum Brands Holdings, Inc.	535	47,465
The Clorox Co.	1,535	213,411
WD-40 Co. (b)	168	30,783
		6,594,700
Personal Products - 0.2%
BellRing Brands, Inc. (a)	1,384	31,943
Coty, Inc. Class A (a)	4,131	37,138
Edgewell Personal Care Co.	661	24,239
elf Beauty, Inc. (a)	627	16,195
Estee Lauder Companies, Inc. Class A	2,895	788,366
Herbalife Nutrition Ltd. (a)	1,215	36,887
Inter Parfums, Inc.	214	18,843
MediFast, Inc.	150	25,617
Newage, Inc. (a)	1,032	600
Nu Skin Enterprises, Inc. Class A	608	29,111
The Honest Co., Inc.	422	2,199
USANA Health Sciences, Inc. (a)	141	11,202
Veru, Inc. (a)(b)	720	3,478
		1,025,818
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	2,279	5,287
Altria Group, Inc.	22,924	1,197,779
Philip Morris International, Inc.	19,431	1,825,348
Turning Point Brands, Inc.	186	6,326
Universal Corp.	309	17,944
Vector Group Ltd.	1,577	18,987
		3,071,671
TOTAL CONSUMER STAPLES		31,675,840
ENERGY - 3.7%
Energy Equipment & Services - 0.4%
Archrock, Inc.	1,747	16,125
Baker Hughes Co. Class A	10,910	397,233
Bristow Group, Inc. (a)	274	10,160
Cactus, Inc.	752	42,668
Championx Corp.	2,534	62,032
Core Laboratories NV (b)	598	18,915
DMC Global, Inc. (a)	226	6,893
Dril-Quip, Inc. (a)	441	16,471
Expro Group Holdings NV (a)(b)	330	5,867
Halliburton Co.	11,171	423,046
Helix Energy Solutions Group, Inc. (a)	1,912	9,139
Helmerich & Payne, Inc.	1,355	57,967
Liberty Oilfield Services, Inc. Class A (a)(b)	1,340	19,859
Nabors Industries Ltd. (a)	99	15,119
Newpark Resources, Inc. (a)	1,326	4,853
Nextier Oilfield Solutions, Inc. (a)	1,952	18,036
NOV, Inc.	4,880	95,697
Oceaneering International, Inc. (a)	1,221	18,510
Oil States International, Inc. (a)	760	5,282
Patterson-UTI Energy, Inc.	2,628	40,681
ProPetro Holding Corp. (a)	1,090	15,184
RPC, Inc. (a)(b)	861	9,187
Schlumberger Ltd.	17,509	723,297
Select Energy Services, Inc. Class A (a)	847	7,259
Solaris Oilfield Infrastructure, Inc. Class A	405	4,572
TechnipFMC PLC (a)	5,208	40,362
TETRA Technologies, Inc. (a)	1,488	6,116
Tidewater, Inc. (a)	478	10,392
Transocean Ltd. (United States) (a)(b)	7,463	34,106
U.S. Silica Holdings, Inc. (a)	924	17,242
Weatherford International PLC (a)	794	26,440
		2,178,710
Oil, Gas & Consumable Fuels - 3.3%
Alto Ingredients, Inc. (a)	1,041	7,100
Antero Resources Corp. (a)	3,564	108,809
APA Corp.	4,533	187,349
Arch Resources, Inc. (b)	187	25,690
Berry Corp.	797	8,225
Brigham Minerals, Inc. Class A	557	14,231
Callon Petroleum Co. (a)(b)	605	35,743
Centennial Resource Development, Inc. Class A (a)	2,324	18,755
Cheniere Energy, Inc.	2,943	408,047
Chevron Corp.	24,058	3,917,364
Civitas Resources, Inc.	906	54,097
Clean Energy Fuels Corp. (a)(b)	2,168	17,214
CNX Resources Corp. (a)(b)	2,666	55,240
Comstock Resources, Inc. (a)(b)	1,147	14,968
ConocoPhillips Co.	16,461	1,646,100
CONSOL Energy, Inc. (a)	416	15,654
Continental Resources, Inc. (b)	720	44,158
Coterra Energy, Inc.	10,158	273,961
Crescent Energy, Inc. Class A (b)	334	5,792
CVR Energy, Inc.	338	8,633
Delek U.S. Holdings, Inc. (a)	963	20,435
Denbury, Inc. (a)	621	48,792
Devon Energy Corp.	7,855	464,466
Diamondback Energy, Inc.	2,125	291,295
DT Midstream, Inc.	1,217	66,034
EOG Resources, Inc.	7,303	870,737
EQT Corp.	3,774	129,863
Equitrans Midstream Corp.	5,173	43,660
Exxon Mobil Corp.	52,840	4,364,056
Green Plains, Inc. (a)(b)	693	21,490
Hess Corp.	3,441	368,325
HF Sinclair Corp.	1,869	74,480
International Seaways, Inc.	492	8,876
Kinder Morgan, Inc.	24,323	459,948
Kosmos Energy Ltd. (a)	5,512	39,631
Laredo Petroleum, Inc. (a)	175	13,850
Magnolia Oil & Gas Corp. Class A	1,860	43,989
Marathon Oil Corp.	9,711	243,843
Marathon Petroleum Corp.	7,682	656,811
Matador Resources Co.	1,378	73,006
Murphy Oil Corp.	1,826	73,752
National Energy Services Reunited Corp. (a)	570	4,788
Northern Oil & Gas, Inc.	782	22,045
Occidental Petroleum Corp.	11,074	628,339
ONEOK, Inc.	5,565	393,056
Ovintiv, Inc.	3,259	176,214
Par Pacific Holdings, Inc. (a)	578	7,526
PBF Energy, Inc. Class A (a)	1,175	28,635
PDC Energy, Inc.	1,215	88,306
Peabody Energy Corp. (a)	1,140	27,964
Phillips 66 Co.	5,471	472,640
Pioneer Natural Resources Co.	2,834	708,585
Range Resources Corp. (a)	3,118	94,725
Ranger Oil Corp. (a)	256	8,840
Renewable Energy Group, Inc. (a)	624	37,846
Rex American Resources Corp. (a)	68	6,773
SM Energy Co.	1,501	58,464
Southwestern Energy Co. (a)	12,679	90,908
Talos Energy, Inc. (a)	548	8,653
Targa Resources Corp.	2,852	215,240
Teekay Corp. (a)	608	1,927
Teekay Tankers Ltd. (a)(b)	360	4,982
Tellurian, Inc. (a)(b)	4,819	25,541
The Williams Companies, Inc.	15,153	506,262
Uranium Energy Corp. (a)(b)	3,172	14,559
Valero Energy Corp.	5,103	518,159
W&T Offshore, Inc. (a)(b)	1,082	4,133
World Fuel Services Corp.	807	21,821
		19,421,400
TOTAL ENERGY		21,600,110
FINANCIALS - 11.3%
Banks - 3.9%
1st Source Corp.	219	10,129
Allegiance Bancshares, Inc.	230	10,276
Ameris Bancorp	845	37,079
Associated Banc-Corp.	1,853	42,174
Atlantic Union Bankshares Corp.	964	35,369
Banc of California, Inc.	656	12,700
BancFirst Corp.	234	19,471
Bancorp, Inc., Delaware (a)	729	20,653
Bank of America Corp.	89,884	3,705,018
Bank of Hawaii Corp.	512	42,967
Bank OZK	1,514	64,648
BankUnited, Inc.	1,123	49,367
Banner Corp.	418	24,466
Berkshire Hills Bancorp, Inc.	606	17,556
BOK Financial Corp.	370	34,762
Brookline Bancorp, Inc., Delaware	919	14,539
Cadence Bank	2,452	71,746
Camden National Corp.	198	9,314
Cathay General Bancorp	949	42,468
Central Pacific Financial Corp.	342	9,542
Citigroup, Inc.	24,760	1,322,184
Citizens Financial Group, Inc.	5,319	241,110
City Holding Co.	189	14,874
Columbia Banking Systems, Inc.	951	30,689
Comerica, Inc.	1,636	147,943
Commerce Bancshares, Inc.	1,389	99,439
Community Bank System, Inc.	664	46,580
Community Trust Bancorp, Inc.	166	6,839
ConnectOne Bancorp, Inc.	441	14,116
CrossFirst Bankshares, Inc. (a)	571	8,999
Cullen/Frost Bankers, Inc.	708	97,994
Customers Bancorp, Inc. (a)	386	20,126
CVB Financial Corp.	1,590	36,904
Dime Community Bancshares, Inc.	435	15,038
Eagle Bancorp, Inc.	409	23,317
East West Bancorp, Inc.	1,773	140,102
Eastern Bankshares, Inc.	2,139	46,074
Enterprise Financial Services Corp.	473	22,378
FB Financial Corp.	442	19,634
Fifth Third Bancorp	8,531	367,174
First Bancorp, North Carolina	423	17,669
First Bancorp, Puerto Rico	2,586	33,928
First Bancshares, Inc.	285	9,593
First Busey Corp.	639	16,192
First Citizens Bancshares, Inc.	166	110,490
First Commonwealth Financial Corp.	1,134	17,191
First Financial Bancorp, Ohio	1,192	27,476
First Financial Bankshares, Inc. (b)	1,609	70,989
First Financial Corp., Indiana	142	6,146
First Foundation, Inc.	505	12,266
First Hawaiian, Inc.	1,623	45,265
First Horizon National Corp.	6,746	158,464
First Interstate Bancsystem, Inc.	435	15,995
First Merchants Corp.	681	28,330
First Republic Bank	2,239	362,942
Five Star Bancorp	56	1,585
Flushing Financial Corp.	360	8,046
FNB Corp., Pennsylvania	4,008	49,900
Fulton Financial Corp.	1,981	32,924
German American Bancorp, Inc.	318	12,081
Glacier Bancorp, Inc.	1,359	68,331
Great Southern Bancorp, Inc.	119	7,022
Hancock Whitney Corp.	1,091	56,896
Hanmi Financial Corp.	375	9,229
HarborOne Bancorp, Inc.	564	7,907
Heartland Financial U.S.A., Inc.	492	23,532
Heritage Commerce Corp.	739	8,314
Heritage Financial Corp., Washington	468	11,728
Hilltop Holdings, Inc.	748	21,991
Home Bancshares, Inc.	1,907	43,098
HomeStreet, Inc.	251	11,892
Hope Bancorp, Inc.	1,461	23,493
Horizon Bancorp, Inc. Indiana	450	8,402
Huntington Bancshares, Inc.	18,057	263,993
Independent Bank Corp.	599	48,932
Independent Bank Corp.	267	5,874
Independent Bank Group, Inc.	456	32,449
International Bancshares Corp.	677	28,576
Investors Bancorp, Inc.	2,823	42,147
JPMorgan Chase & Co.	36,885	5,028,163
KeyCorp	11,615	259,944
Lakeland Bancorp, Inc.	619	10,337
Lakeland Financial Corp. (b)	321	23,433
Live Oak Bancshares, Inc.	410	20,865
M&T Bank Corp.	1,606	272,217
Meta Financial Group, Inc.	404	22,188
Midland States Bancorp, Inc.	252	7,273
National Bank Holdings Corp.	379	15,266
NBT Bancorp, Inc.	541	19,546
Nicolet Bankshares, Inc. (a)	157	14,690
Northwest Bancshares, Inc.	1,564	21,130
OceanFirst Financial Corp.	771	15,497
OFG Bancorp	635	16,916
Old National Bancorp, Indiana	2,072	33,939
Origin Bancorp, Inc.	278	11,757
Pacific Premier Bancorp, Inc.	1,192	42,137
PacWest Bancorp	1,466	63,229
Park National Corp.	180	23,648
Peoples Bancorp, Inc.	303	9,487
Peoples United Financial, Inc.	5,343	106,807
Pinnacle Financial Partners, Inc.	953	87,752
PNC Financial Services Group, Inc.	5,275	972,974
Popular, Inc.	999	81,658
Preferred Bank, Los Angeles	168	12,447
Premier Financial Corp.	452	13,709
Prosperity Bancshares, Inc.	1,154	80,065
QCR Holdings, Inc.	179	10,130
Regions Financial Corp.	11,899	264,872
Renasant Corp.	693	23,181
S&T Bancorp, Inc.	486	14,376
Sandy Spring Bancorp, Inc.	560	25,155
Seacoast Banking Corp., Florida	715	25,039
ServisFirst Bancshares, Inc.	610	58,127
Signature Bank	757	222,172
Silvergate Capital Corp. (a)	377	56,765
Simmons First National Corp. Class A	1,406	36,865
Southside Bancshares, Inc.	411	16,781
Southstate Corp.	874	71,310
Stock Yards Bancorp, Inc.	305	16,135
SVB Financial Group (a)	733	410,077
Synovus Financial Corp.	1,820	89,180
Texas Capital Bancshares, Inc. (a)	623	35,704
Tompkins Financial Corp.	155	12,132
TowneBank	845	25,299
Trico Bancshares	336	13,450
TriState Capital Holdings, Inc. (a)	342	11,365
Triumph Bancorp, Inc. (a)	302	28,394
Truist Financial Corp.	16,662	944,735
Trustmark Corp.	793	24,099
U.S. Bancorp	16,839	894,993
UMB Financial Corp.	540	52,466
Umpqua Holdings Corp.	2,711	51,129
United Bankshares, Inc., West Virginia	1,709	59,610
United Community Bank, Inc.	1,321	45,971
Univest Corp. of Pennsylvania	341	9,125
Valley National Bancorp	5,089	66,259
Veritex Holdings, Inc.	602	22,978
Washington Trust Bancorp, Inc.	212	11,130
Webster Financial Corp.	1,133	63,584
Wells Fargo & Co.	49,763	2,411,515
WesBanco, Inc.	814	27,969
Westamerica Bancorp.	333	20,147
Western Alliance Bancorp.	1,303	107,914
Wintrust Financial Corp.	713	66,259
Zions Bancorp NA	1,954	128,104
		22,518,606
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	510	71,885
Ameriprise Financial, Inc.	1,397	419,603
Ares Management Corp.	2,093	170,014
Artisan Partners Asset Management, Inc.	798	31,401
Assetmark Financial Holdings, Inc. (a)	236	5,251
B. Riley Financial, Inc.	193	13,502
Bank of New York Mellon Corp.	9,481	470,542
BGC Partners, Inc. Class A	3,991	17,560
BlackRock, Inc. Class A	1,782	1,361,751
Blackstone, Inc.	8,574	1,088,384
Blucora, Inc. (a)	568	11,104
Bridge Investment Group Holdings, Inc.	265	5,393
BrightSphere Investment Group, Inc.	444	10,767
Carlyle Group LP	1,739	85,054
Cboe Global Markets, Inc.	1,330	152,179
Charles Schwab Corp.	18,764	1,581,993
CME Group, Inc.	4,485	1,066,802
Cohen & Steers, Inc.	307	26,368
Coinbase Global, Inc. (a)(b)	370	70,248
Cowen Group, Inc. Class A (b)	348	9,431
Diamond Hill Investment Group, Inc.	43	8,054
Donnelley Financial Solutions, Inc. (a)	374	12,439
Evercore, Inc. Class A	488	54,324
FactSet Research Systems, Inc.	469	203,616
Federated Hermes, Inc.	1,216	41,417
Focus Financial Partners, Inc. Class A (a)	638	29,182
Franklin Resources, Inc.	3,510	97,999
Goldman Sachs Group, Inc.	4,236	1,398,304
Greenhill & Co., Inc.	162	2,506
Hamilton Lane, Inc. Class A	448	34,626
Houlihan Lokey	638	56,016
Interactive Brokers Group, Inc.	1,094	72,106
Intercontinental Exchange, Inc.	7,030	928,804
Invesco Ltd.	4,265	98,351
Janus Henderson Group PLC	2,132	74,663
Jefferies Financial Group, Inc.	2,455	80,647
KKR & Co. LP	7,305	427,123
Lazard Ltd. Class A	1,430	49,335
LPL Financial	1,001	182,863
MarketAxess Holdings, Inc.	475	161,595
Moelis & Co. Class A	756	35,494
Moody's Corp.	2,018	680,893
Morgan Stanley	17,916	1,565,858
Morningstar, Inc.	297	81,131
MSCI, Inc.	1,029	517,464
NASDAQ, Inc.	1,459	259,994
Northern Trust Corp.	2,593	301,955
Open Lending Corp. (a)	1,295	24,488
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	5,055
Piper Jaffray Companies	177	23,231
PJT Partners, Inc.	308	19,441
Raymond James Financial, Inc.	2,312	254,112
S&P Global, Inc.	3,007	1,233,411
Sculptor Capital Management, Inc. Class A	226	3,148
SEI Investments Co.	1,327	79,899
State Street Corp.	4,564	397,616
StepStone Group, Inc. Class A (b)	593	19,605
Stifel Financial Corp.	1,303	88,474
StoneX Group, Inc. (a)	219	16,256
T. Rowe Price Group, Inc.	2,806	424,239
Tradeweb Markets, Inc. Class A	1,313	115,373
Victory Capital Holdings, Inc.	197	5,687
Virtu Financial, Inc. Class A	1,050	39,081
Virtus Investment Partners, Inc.	88	21,119
WisdomTree Investments, Inc. (b)	1,308	7,678
		16,903,904
Consumer Finance - 0.6%
Ally Financial, Inc.	4,327	188,138
American Express Co.	7,831	1,464,397
Capital One Financial Corp.	5,313	697,544
Credit Acceptance Corp. (a)(b)	104	57,238
CURO Group Holdings Corp. (b)	287	3,745
Discover Financial Services	3,659	403,185
Encore Capital Group, Inc. (a)	301	18,882
Enova International, Inc. (a)	439	16,669
EZCORP, Inc. (non-vtg.) Class A (a)	613	3,703
FirstCash Holdings, Inc.	503	35,381
Green Dot Corp. Class A (a)(b)	661	18,164
LendingClub Corp. (a)	1,225	19,331
LendingTree, Inc. (a)	140	16,754
Navient Corp.	2,017	34,370
Nelnet, Inc. Class A	260	22,097
OneMain Holdings, Inc.	1,397	66,232
PRA Group, Inc. (a)	555	25,019
PROG Holdings, Inc. (a)	696	20,024
SLM Corp.	3,671	67,400
Synchrony Financial	6,832	237,822
Upstart Holdings, Inc. (a)(b)	617	67,309
World Acceptance Corp. (a)	54	10,359
		3,493,763
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	109	8,430
Apollo Global Management, Inc.	4,605	285,464
Berkshire Hathaway, Inc. Class B (a)	22,855	8,065,758
Cannae Holdings, Inc. (a)	1,033	24,709
Equitable Holdings, Inc.	4,706	145,462
Voya Financial, Inc. (b)	1,388	92,094
		8,621,917
Insurance - 2.2%
AFLAC, Inc.	7,588	488,591
Alleghany Corp. (a)	171	144,837
Allstate Corp.	3,577	495,450
AMBAC Financial Group, Inc. (a)	556	5,782
American Equity Investment Life Holding Co.	1,013	40,429
American Financial Group, Inc.	825	120,137
American International Group, Inc.	10,362	650,423
American National Group, Inc.	158	29,876
Amerisafe, Inc.	248	12,318
Aon PLC	2,749	895,157
Arch Capital Group Ltd. (a)	4,816	233,191
Argo Group International Holdings, Ltd.	447	18,452
Arthur J. Gallagher & Co.	2,586	451,516
Assurant, Inc.	710	129,099
Assured Guaranty Ltd.	871	55,448
Axis Capital Holdings Ltd.	969	58,595
Brighthouse Financial, Inc. (a)	1,002	51,763
Brown & Brown, Inc.	2,925	211,390
BRP Group, Inc. (a)	692	18,566
Chubb Ltd.	5,374	1,149,499
Cincinnati Financial Corp.	1,870	254,245
CNO Financial Group, Inc.	1,500	37,635
eHealth, Inc. (a)	277	3,438
Employers Holdings, Inc.	347	14,234
Enstar Group Ltd. (a)	158	41,262
Erie Indemnity Co. Class A	308	54,248
Everest Re Group Ltd.	491	147,978
Fidelity National Financial, Inc.	3,550	173,382
First American Financial Corp.	1,371	88,868
Genworth Financial, Inc. Class A (a)	6,483	24,506
Globe Life, Inc.	1,161	116,797
GoHealth, Inc. (a)(b)	863	1,018
Goosehead Insurance	246	19,328
Greenlight Capital Re, Ltd. (a)	299	2,114
Hanover Insurance Group, Inc.	448	66,985
Hartford Financial Services Group, Inc.	4,247	304,977
HCI Group, Inc.	100	6,818
Heritage Insurance Holdings, Inc.	263	1,878
Horace Mann Educators Corp.	525	21,961
James River Group Holdings Ltd.	462	11,430
Kemper Corp.	760	42,970
Kinsale Capital Group, Inc.	271	61,793
Lemonade, Inc. (a)(b)	462	12,183
Lincoln National Corp.	2,123	138,759
Loews Corp.	2,496	161,791
Markel Corp. (a)	171	252,266
Marsh & McLennan Companies, Inc.	6,298	1,073,305
MBIA, Inc. (a)(b)	603	9,280
Mercury General Corp.	340	18,700
MetLife, Inc.	8,917	626,687
National Western Life Group, Inc.	28	5,891
Old Republic International Corp.	3,559	92,071
Palomar Holdings, Inc. (a)	310	19,837
Primerica, Inc.	495	67,726
Principal Financial Group, Inc.	3,078	225,956
ProAssurance Corp.	656	17,633
Progressive Corp.	7,300	832,127
Prudential Financial, Inc.	4,716	557,290
Reinsurance Group of America, Inc.	846	92,603
RenaissanceRe Holdings Ltd.	575	91,143
RLI Corp.	490	54,209
Root, Inc. (a)(b)	1,052	2,072
Ryan Specialty Group Holdings, Inc. (b)	710	27,541
Safety Insurance Group, Inc.	184	16,716
Selective Insurance Group, Inc.	757	67,646
Selectquote, Inc. (a)	1,595	4,450
Siriuspoint Ltd. (a)	1,102	8,243
Stewart Information Services Corp.	325	19,698
The Travelers Companies, Inc.	3,068	560,616
Trean Insurance Group, Inc. (a)	273	1,280
Trupanion, Inc. (a)(b)	421	37,520
United Fire Group, Inc.	287	8,917
Universal Insurance Holdings, Inc.	352	4,748
Unum Group	2,556	80,540
W.R. Berkley Corp.	2,610	173,800
White Mountains Insurance Group Ltd.	37	42,041
Willis Towers Watson PLC	1,555	367,322
		12,530,991
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	176	1,637
AGNC Investment Corp.	6,561	85,949
Angel Oak Mortgage, Inc.	93	1,526
Annaly Capital Management, Inc.	18,094	127,382
Apollo Commercial Real Estate Finance, Inc.	1,601	22,302
Arbor Realty Trust, Inc.	1,939	33,079
Ares Commercial Real Estate Corp.	612	9,498
Armour Residential REIT, Inc. (b)	1,093	9,181
Blackstone Mortgage Trust, Inc.	2,104	66,886
BrightSpire Capital, Inc.	1,201	11,109
Broadmark Realty Capital, Inc.	1,627	14,074
Cherry Hill Mortgage Investment Corp.	214	1,652
Chimera Investment Corp.	2,910	35,036
Dynex Capital, Inc. (b)	494	8,003
Ellington Financial LLC (b)	700	12,425
Franklin BSP Realty Trust, Inc.	537	7,507
Granite Point Mortgage Trust, Inc.	710	7,895
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,073	50,892
Invesco Mortgage Capital, Inc. (b)	3,737	8,520
KKR Real Estate Finance Trust, Inc.	596	12,284
Ladder Capital Corp. Class A	1,363	16,179
MFA Financial, Inc.	5,045	20,331
New Residential Investment Corp.	5,867	64,420
New York Mortgage Trust, Inc.	4,731	17,268
Orchid Island Capital, Inc.	2,094	6,806
PennyMac Mortgage Investment Trust	1,216	20,538
Ready Capital Corp.	790	11,897
Redwood Trust, Inc.	1,462	15,395
Starwood Property Trust, Inc.	3,831	92,595
TPG RE Finance Trust, Inc.	744	8,787
Two Harbors Investment Corp.	4,196	23,204
Western Asset Mortgage Capital Corp.	785	1,342
		825,599
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	687	31,870
Blue Foundry Bancorp (b)	340	4,607
Capitol Federal Financial, Inc.	1,582	17,212
Columbia Financial, Inc. (a)	467	10,045
Essent Group Ltd.	1,363	56,169
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	120	13,018
Flagstar Bancorp, Inc.	647	27,433
Kearny Financial Corp.	929	11,966
Merchants Bancorp	344	9,419
MGIC Investment Corp.	4,079	55,270
Mr. Cooper Group, Inc. (a)	943	43,067
New York Community Bancorp, Inc. (b)	5,806	62,240
NMI Holdings, Inc. (a)	1,071	22,084
Northfield Bancorp, Inc.	536	7,697
Ocwen Financial Corp. (a)	113	2,685
PennyMac Financial Services, Inc. (b)	387	20,588
Provident Financial Services, Inc.	986	23,072
Radian Group, Inc.	2,241	49,773
Rocket Companies, Inc. (b)	1,709	19,004
TFS Financial Corp.	614	10,192
Trustco Bank Corp., New York	215	6,865
Walker & Dunlop, Inc.	372	48,144
Washington Federal, Inc.	826	27,109
Waterstone Financial, Inc.	278	5,377
WSFS Financial Corp.	830	38,695
		623,601
TOTAL FINANCIALS		65,518,381
HEALTH CARE - 13.0%
Biotechnology - 2.3%
2seventy bio, Inc. (a)(b)	261	4,453
4D Molecular Therapeutics, Inc. (a)(b)	280	4,234
AbbVie, Inc.	22,067	3,577,281
Abeona Therapeutics, Inc. (a)(b)	425	134
ACADIA Pharmaceuticals, Inc. (a)	1,479	35,821
Adagio Therapeutics, Inc. (b)	270	1,231
ADMA Biologics, Inc. (a)	2,232	4,085
Adverum Biotechnologies, Inc. (a)	840	1,100
Aeglea BioTherapeutics, Inc. (a)	447	1,028
Aerovate Therapeutics, Inc. (b)	167	3,061
Agenus, Inc. (a)	2,994	7,365
Agios Pharmaceuticals, Inc. (a)	651	18,951
Akebia Therapeutics, Inc. (a)	2,302	1,653
Akero Therapeutics, Inc. (a)(b)	265	3,760
Akouos, Inc. (a)(b)	215	1,021
Alaunos Therapeutics, Inc. (a)	2,030	1,324
Albireo Pharma, Inc. (a)(b)	259	7,726
Aldeyra Therapeutics, Inc. (a)	572	2,543
Alector, Inc. (a)	689	9,818
Aligos Therapeutics, Inc. (a)	287	617
Alkermes PLC (a)	2,038	53,620
Allakos, Inc. (a)	403	2,297
Allogene Therapeutics, Inc. (a)(b)	924	8,418
Allovir, Inc. (a)(b)	364	2,457
Alnylam Pharmaceuticals, Inc. (a)	1,494	243,955
Altimmune, Inc. (a)	442	2,692
ALX Oncology Holdings, Inc. (a)	242	4,090
Amgen, Inc.	7,032	1,700,478
Amicus Therapeutics, Inc. (a)	3,068	29,054
AnaptysBio, Inc. (a)(b)	242	5,987
Anavex Life Sciences Corp. (a)(b)	1,033	12,716
Anika Therapeutics, Inc. (a)	160	4,018
Annexon, Inc. (a)(b)	353	964
Apellis Pharmaceuticals, Inc. (a)	1,023	51,979
Applied Genetic Technologies Corp. (a)	442	473
Applied Molecular Transport, Inc. (a)(b)	141	1,060
Applied Therapeutics, Inc. (a)	174	367
Arbutus Biopharma Corp. (a)	1,423	4,241
Arcturus Therapeutics Holdings, Inc. (a)(b)	270	7,279
Arcus Biosciences, Inc. (a)	589	18,589
Arcutis Biotherapeutics, Inc. (a)	313	6,028
Ardelyx, Inc. (a)(b)	634	678
Arrowhead Pharmaceuticals, Inc. (a)	1,312	60,339
Assembly Biosciences, Inc. (a)	212	437
Atara Biotherapeutics, Inc. (a)	1,110	10,312
Athenex, Inc. (a)	650	539
Athersys, Inc. (a)(b)	2,232	1,351
Atreca, Inc. (a)	323	1,024
Avalo Therapeutics, Inc. (a)	1,155	837
Avid Bioservices, Inc. (a)	783	15,950
Avidity Biosciences, Inc. (a)	584	10,786
Avita Medical, Inc. (a)	229	1,942
AVROBIO, Inc. (a)	308	407
Beam Therapeutics, Inc. (a)(b)	579	33,177
BeyondSpring, Inc. (a)(b)	331	728
BioAtla, Inc. (a)	208	1,040
BioCryst Pharmaceuticals, Inc. (a)(b)	2,235	36,341
Biogen, Inc. (a)	1,837	386,872
Biohaven Pharmaceutical Holding Co. Ltd. (a)	729	86,438
BioMarin Pharmaceutical, Inc. (a)	2,297	177,099
BioXcel Therapeutics, Inc. (a)(b)	256	5,353
Black Diamond Therapeutics, Inc. (a)(b)	136	377
bluebird bio, Inc. (a)(b)	784	3,802
Blueprint Medicines Corp. (a)	749	47,846
Bolt Biotherapeutics, Inc. (a)(b)	168	460
BrainStorm Cell Therpeutic, Inc. (a)(b)	213	716
BridgeBio Pharma, Inc. (a)(b)	1,280	12,992
Burning Rock Biotech Ltd. ADR (a)	543	5,044
C4 Therapeutics, Inc. (a)	494	11,984
Calithera Biosciences, Inc. (a)(b)	574	232
Capricor Therapeutics, Inc. (a)(b)	203	696
CareDx, Inc. (a)	659	24,376
Caribou Biosciences, Inc.	255	2,341
Catalyst Biosciences, Inc. (a)	343	226
Catalyst Pharmaceutical Partners, Inc. (a)	1,205	9,989
Cel-Sci Corp. (a)(b)	580	2,279
Celldex Therapeutics, Inc. (a)	605	20,606
Century Therapeutics, Inc. (b)	130	1,637
ChemoCentryx, Inc. (a)	609	15,268
Chimerix, Inc. (a)	836	3,829
Chinook Therapeutics, Inc. (a)	532	8,704
Clene, Inc. (a)(b)	278	1,095
Clovis Oncology, Inc. (a)(b)	1,320	2,666
Codiak Biosciences, Inc. (a)	210	1,317
Coherus BioSciences, Inc. (a)	819	10,573
Concert Pharmaceuticals, Inc. (a)	140	472
Corbus Pharmaceuticals Holdings, Inc. (a)	1,277	679
Cortexyme, Inc. (a)(b)	208	1,288
Crinetics Pharmaceuticals, Inc. (a)	478	10,492
Cue Biopharma, Inc. (a)(b)	395	1,928
Cullinan Oncology, Inc. (a)(b)	334	3,497
Cyclerion Therapeutics, Inc. (a)	325	361
Cytokinetics, Inc. (a)(b)	1,038	38,209
CytomX Therapeutics, Inc. (a)	648	1,730
Day One Biopharmaceuticals, Inc. (a)	135	1,339
Deciphera Pharmaceuticals, Inc. (a)	468	4,338
Denali Therapeutics, Inc. (a)	1,140	36,674
DermTech, Inc. (a)(b)	281	4,125
Dynavax Technologies Corp. (a)(b)	1,396	15,133
Dyne Therapeutics, Inc. (a)	389	3,750
Eagle Pharmaceuticals, Inc. (a)	145	7,176
Editas Medicine, Inc. (a)(b)	825	15,692
Eiger Biopharmaceuticals, Inc. (a)(b)	282	2,341
Eliem Therapeutics, Inc.	158	1,326
Emergent BioSolutions, Inc. (a)	587	24,102
Enanta Pharmaceuticals, Inc. (a)	231	16,443
Epizyme, Inc. (a)	887	1,020
Erasca, Inc.	245	2,107
Exact Sciences Corp. (a)(b)	2,158	150,887
Exelixis, Inc. (a)	3,970	90,000
Fate Therapeutics, Inc. (a)(b)	994	38,537
FibroGen, Inc. (a)	1,024	12,308
Foghorn Therapeutics, Inc. (a)(b)	242	3,686
Forma Therapeutics Holdings, Inc. (a)	418	3,887
Fortress Biotech, Inc. (a)	901	1,225
Frequency Therapeutics, Inc. (a)	259	549
G1 Therapeutics, Inc. (a)(b)	513	3,899
Generation Bio Co. (a)	518	3,802
Geron Corp. (a)	3,852	5,239
Gilead Sciences, Inc.	15,663	931,165
Global Blood Therapeutics, Inc. (a)	727	25,183
GlycoMimetics, Inc. (a)	740	844
Gossamer Bio, Inc. (a)(b)	736	6,388
Graphite Bio, Inc. (b)	188	959
Gt Biopharma, Inc. (a)(b)	251	723
Halozyme Therapeutics, Inc. (a)	1,775	70,787
Harpoon Therapeutics, Inc. (a)(b)	185	919
Heat Biologics, Inc. (a)(b)	167	511
Heron Therapeutics, Inc. (a)(b)	1,282	7,333
Homology Medicines, Inc. (a)(b)	424	1,289
Horizon Therapeutics PLC (a)	2,836	298,376
iBio, Inc. (a)(b)	2,199	942
Icosavax, Inc. (a)	157	1,105
Ideaya Biosciences, Inc. (a)	380	4,252
IGM Biosciences, Inc. (a)	85	2,272
Imago BioSciences, Inc.	109	2,100
Immatics NV (a)(b)	334	2,669
Immuneering Corp.	122	789
ImmunityBio, Inc. (a)(b)	861	4,830
ImmunoGen, Inc. (a)	2,199	10,467
Immunovant, Inc. (a)(b)	396	2,182
Incyte Corp. (a)	2,349	186,558
Inhibrx, Inc. (a)(b)	233	5,191
Inovio Pharmaceuticals, Inc. (a)(b)	2,402	8,623
Inozyme Pharma, Inc. (a)	75	307
Insmed, Inc. (a)	1,452	34,122
Intellia Therapeutics, Inc. (a)	872	63,368
Intercept Pharmaceuticals, Inc. (a)(b)	316	5,141
Ionis Pharmaceuticals, Inc. (a)	1,773	65,672
Iovance Biotherapeutics, Inc. (a)	1,696	28,238
Ironwood Pharmaceuticals, Inc. Class A (a)	2,022	25,437
iTeos Therapeutics, Inc. (a)	249	8,013
Iveric Bio, Inc. (a)	1,304	21,946
Janux Therapeutics, Inc. (b)	151	2,165
Jounce Therapeutics, Inc. (a)	450	3,056
Kalvista Pharmaceuticals, Inc. (a)	307	4,525
Karuna Therapeutics, Inc. (a)	269	34,107
Karyopharm Therapeutics, Inc. (a)(b)	856	6,309
Keros Therapeutics, Inc. (a)(b)	169	9,190
Kiniksa Pharmaceuticals Ltd. (a)(b)	328	3,260
Kinnate Biopharma, Inc. (a)	197	2,218
Kodiak Sciences, Inc. (a)	413	3,188
Kronos Bio, Inc. (a)(b)	497	3,593
Krystal Biotech, Inc. (a)(b)	251	16,702
Kura Oncology, Inc. (a)	815	13,105
Kymera Therapeutics, Inc. (a)(b)	466	19,721
Ligand Pharmaceuticals, Inc. Class B (a)(b)	207	23,285
Lineage Cell Therapeutics, Inc. (a)	1,681	2,589
Macrogenics, Inc. (a)	724	6,378
Madrigal Pharmaceuticals, Inc. (a)(b)	156	15,307
Magenta Therapeutics, Inc. (a)	324	940
MannKind Corp. (a)(b)	3,032	11,158
Matinas BioPharma Holdings, Inc. (a)	2,346	1,887
MediciNova, Inc. (a)(b)	307	820
MEI Pharma, Inc. (a)	1,253	755
Mersana Therapeutics, Inc. (a)	953	3,802
Mirati Therapeutics, Inc. (a)	626	51,470
Mirum Pharmaceuticals, Inc. (a)	219	4,822
Moderna, Inc. (a)	4,403	758,461
Molecular Templates, Inc. (a)	354	1,221
Monte Rosa Therapeutics, Inc. (b)	151	2,117
Morphic Holding, Inc. (a)	337	13,531
Mustang Bio, Inc. (a)	1,444	1,458
Myriad Genetics, Inc. (a)	977	24,620
Natera, Inc. (a)	1,119	45,521
Neoleukin Therapeutics, Inc. (a)	363	682
Neubase Therapeutics, Inc. (a)	153	288
Neurocrine Biosciences, Inc. (a)	1,187	111,281
NextCure, Inc. (a)	318	1,545
Nkarta, Inc. (a)(b)	207	2,356
Novavax, Inc. (a)(b)	945	69,599
Nurix Therapeutics, Inc. (a)(b)	462	6,473
Nuvalent, Inc. Class A (a)(b)	125	1,736
Olema Pharmaceuticals, Inc. (a)	344	1,465
Omega Therapeutics, Inc. (a)	159	992
Oncorus, Inc. (a)(b)	103	183
Opko Health, Inc. (a)	5,068	17,434
ORIC Pharmaceuticals, Inc. (a)	410	2,189
Ovid Therapeutics, Inc. (a)	403	1,265
Oyster Point Pharma, Inc. (a)(b)	191	2,223
Palatin Technologies, Inc. (a)(b)	1,636	753
Passage Bio, Inc. (a)	461	1,429
PDL BioPharma, Inc. (a)(c)	644	1,591
PMV Pharmaceuticals, Inc. (a)(b)	322	6,704
Poseida Therapeutics, Inc. (a)	246	1,102
Praxis Precision Medicines, Inc. (a)(b)	412	4,207
Precigen, Inc. (a)(b)	1,100	2,321
Precision BioSciences, Inc. (a)	634	1,953
Prelude Therapeutics, Inc. (a)(b)	118	814
Protagonist Therapeutics, Inc. (a)	558	13,213
Prothena Corp. PLC (a)	467	17,078
PTC Therapeutics, Inc. (a)	868	32,385
Puma Biotechnology, Inc. (a)	355	1,022
Radius Health, Inc. (a)(b)	662	5,845
RAPT Therapeutics, Inc. (a)	255	5,607
Regeneron Pharmaceuticals, Inc. (a)	1,320	921,914
REGENXBIO, Inc. (a)	473	15,699
Relay Therapeutics, Inc. (a)(b)	940	28,134
Repligen Corp. (a)	643	120,942
Replimune Group, Inc. (a)	375	6,368
Revolution Medicines, Inc. (a)	785	20,025
Rhythm Pharmaceuticals, Inc. (a)	420	4,838
Rigel Pharmaceuticals, Inc. (a)	1,949	5,828
Rocket Pharmaceuticals, Inc. (a)(b)	591	9,373
Rubius Therapeutics, Inc. (a)(b)	522	2,876
Sage Therapeutics, Inc. (a)	643	21,283
Sangamo Therapeutics, Inc. (a)	1,476	8,576
Sarepta Therapeutics, Inc. (a)	1,091	85,229
Scholar Rock Holding Corp. (a)(b)	326	4,202
Seagen, Inc. (a)	1,669	240,419
Selecta Biosciences, Inc. (a)(b)	1,036	1,274
Seres Therapeutics, Inc. (a)	822	5,853
Sesen Bio, Inc. (a)	1,904	1,148
Shattuck Labs, Inc. (a)	342	1,457
Silverback Therapeutics, Inc. (a)	158	555
Societal Cdmo, Inc. (a)(b)	854	1,537
Sorrento Therapeutics, Inc. (a)(b)	3,776	8,798
Spectrum Pharmaceuticals, Inc. (a)	2,348	3,029
Spero Therapeutics, Inc. (a)(b)	401	3,489
Springworks Therapeutics, Inc. (a)(b)	339	19,133
Spruce Biosciences, Inc. (a)	97	195
SQZ Biotechnologies Co. (a)(b)	326	1,568
Stoke Therapeutics, Inc. (a)	287	6,041
Sutro Biopharma, Inc. (a)	557	4,579
Syndax Pharmaceuticals, Inc. (a)	511	8,881
Syros Pharmaceuticals, Inc. (a)	476	566
T2 Biosystems, Inc. (a)(b)	1,090	571
Talaris Therapeutics, Inc. (a)	49	482
Taysha Gene Therapies, Inc. (a)(b)	311	2,028
TCR2 Therapeutics, Inc. (a)	251	693
Tenaya Therapeutics, Inc. (a)(b)	162	1,908
TG Therapeutics, Inc. (a)	1,585	15,073
Travere Therapeutics, Inc. (a)	642	16,544
Trevena, Inc. (a)	2,135	1,174
Turning Point Therapeutics, Inc. (a)	598	16,056
Twist Bioscience Corp. (a)	614	30,319
Ultragenyx Pharmaceutical, Inc. (a)	859	62,381
uniQure B.V. (a)	411	7,427
United Therapeutics Corp. (a)	564	101,187
UNITY Biotechnology, Inc. (a)	354	396
Vanda Pharmaceuticals, Inc. (a)	779	8,810
Vaxart, Inc. (a)(b)	1,419	7,152
Vaxcyte, Inc. (a)(b)	377	9,105
VBI Vaccines, Inc. (a)(b)	2,574	4,273
Veracyte, Inc. (a)	888	24,482
Verastem, Inc. (a)	2,557	3,605
Vericel Corp. (a)	606	23,161
Vertex Pharmaceuticals, Inc. (a)	3,175	828,580
Verve Therapeutics, Inc. (b)	178	4,062
Viking Therapeutics, Inc. (a)	775	2,325
Vir Biotechnology, Inc. (a)	944	24,280
Vor Biopharma, Inc. (a)(b)	157	948
Voyager Therapeutics, Inc. (a)	418	3,185
Xbiotech, Inc.	170	1,469
Xencor, Inc. (a)	733	19,556
Y-mAbs Therapeutics, Inc. (a)(b)	462	5,489
Zentalis Pharmaceuticals, Inc. (a)	456	21,040
		13,424,201
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	22,070	2,612,205
Abiomed, Inc. (a)	569	188,476
Accelerate Diagnostics, Inc. (a)(b)	471	678
Accuray, Inc. (a)	1,200	3,972
Acutus Medical, Inc. (a)	75	104
Align Technology, Inc. (a)	916	399,376
Alphatec Holdings, Inc. (a)	827	9,511
Angiodynamics, Inc. (a)	511	11,007
Artivion, Inc. (a)	517	11,053
Aspira Women's Health, Inc. (a)(b)	668	695
Atricure, Inc. (a)	561	36,841
Atrion Corp.	17	12,121
Avanos Medical, Inc. (a)	597	20,000
AxoGen, Inc. (a)	556	4,415
Axonics Modulation Technologies, Inc. (a)	578	36,183
Baxter International, Inc.	6,247	484,392
Becton, Dickinson & Co.	3,584	953,344
BioLife Solutions, Inc. (a)	350	7,956
BioSig Technologies, Inc. (a)(b)	280	322
Bioventus, Inc. (a)	256	3,610
Boston Scientific Corp. (a)	17,785	787,698
Cardiovascular Systems, Inc. (a)	544	12,294
Cerus Corp. (a)	2,027	11,128
Co.-Diagnostics, Inc. (a)	368	2,274
CONMED Corp. (b)	368	54,666
CryoPort, Inc. (a)(b)	605	21,121
Cutera, Inc. (a)	207	14,283
CVRx, Inc.	166	994
CytoSorbents Corp. (a)(b)	498	1,589
Dentsply Sirona, Inc.	2,731	134,420
DexCom, Inc. (a)	1,210	619,036
Eargo, Inc. (a)(b)	402	2,127
Edwards Lifesciences Corp. (a)	7,794	917,510
Envista Holdings Corp. (a)	2,015	98,151
Figs, Inc. Class A (a)(b)	448	9,641
Glaukos Corp. (a)	590	34,114
Globus Medical, Inc. (a)	991	73,116
Haemonetics Corp. (a)	629	39,765
Heska Corp. (a)	129	17,838
Hologic, Inc. (a)	3,165	243,135
ICU Medical, Inc. (a)(b)	252	56,105
IDEXX Laboratories, Inc. (a)	1,059	579,337
Inari Medical, Inc. (a)(b)	399	36,165
Inogen, Inc. (a)	271	8,786
Insulet Corp. (a)	862	229,628
Integer Holdings Corp. (a)	408	32,873
Integra LifeSciences Holdings Corp. (a)	912	58,605
Intersect ENT, Inc. (a)	374	10,476
Intuitive Surgical, Inc. (a)	4,456	1,344,286
Invacare Corp. (a)	319	450
iRhythm Technologies, Inc. (a)	368	57,949
Lantheus Holdings, Inc. (a)	836	46,239
LeMaitre Vascular, Inc. (b)	236	10,967
LivaNova PLC (a)	656	53,680
Masimo Corp. (a)	635	92,418
Medtronic PLC	16,796	1,863,516
Meridian Bioscience, Inc. (a)	566	14,693
Merit Medical Systems, Inc. (a)	644	42,839
Mesa Laboratories, Inc.	64	16,312
Natus Medical, Inc. (a)	429	11,274
Neogen Corp. (a)	1,325	40,863
Nevro Corp. (a)	426	30,813
Novocure Ltd. (a)(b)	1,119	92,709
NuVasive, Inc. (a)	630	35,721
OraSure Technologies, Inc. (a)	843	5,716
Ortho Clinical Diagnostics Holdings PLC (a)	1,430	26,684
Orthofix International NV (a)	226	7,390
OrthoPediatrics Corp. (a)(b)	165	8,908
Outset Medical, Inc. (a)	530	24,062
Penumbra, Inc. (a)	441	97,959
Pulmonx Corp. (a)(b)	471	11,686
Pulse Biosciences, Inc. (a)(b)	180	875
Quidel Corp. (a)	479	53,868
Quotient Ltd. (a)	1,028	1,234
Repro Medical Systems, Inc. (a)(b)	319	912
ResMed, Inc.	1,819	441,126
Retractable Technologies, Inc. (a)(b)	312	1,482
Seaspine Holdings Corp. (a)	346	4,207
Shockwave Medical, Inc. (a)	442	91,653
SI-BONE, Inc. (a)	308	6,961
Sientra, Inc. (a)(b)	866	1,923
Sight Sciences, Inc.	131	1,514
Silk Road Medical, Inc. (a)(b)	440	18,168
SmileDirectClub, Inc. (a)(b)	1,693	4,385
Staar Surgical Co. (a)	589	47,067
STERIS PLC	1,249	301,971
Stryker Corp.	4,190	1,120,197
Surgalign Holdings, Inc. (a)	1,262	384
SurModics, Inc. (a)	160	7,253
Tactile Systems Technology, Inc. (a)	218	4,395
Talis Biomedical Corp. (a)	239	337
Tandem Diabetes Care, Inc. (a)	794	92,334
Teleflex, Inc.	585	207,576
The Cooper Companies, Inc.	616	257,235
TransMedics Group, Inc. (a)(b)	352	9,483
Vapotherm, Inc. (a)(b)	270	3,753
Varex Imaging Corp. (a)(b)	497	10,581
ViewRay, Inc. (a)	1,873	7,342
Zimmer Biomet Holdings, Inc.	2,608	333,563
Zimvie, Inc. (a)	254	5,801
Zynex, Inc.	204	1,271
		15,879,121
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)(b)	2,085	23,102
Acadia Healthcare Co., Inc. (a)	1,125	73,721
Accolade, Inc. (a)	741	13,012
AdaptHealth Corp. (a)	1,245	19,957
Addus HomeCare Corp. (a)	191	17,818
Amedisys, Inc. (a)	410	70,639
AmerisourceBergen Corp.	1,867	288,844
AMN Healthcare Services, Inc. (a)	593	61,868
Anthem, Inc.	3,030	1,488,397
Apollo Medical Holdings, Inc. (a)(b)	470	22,781
Brookdale Senior Living, Inc. (a)	2,218	15,637
Cardinal Health, Inc.	3,521	199,641
Castle Biosciences, Inc. (a)	309	13,862
Centene Corp. (a)	7,284	613,240
Chemed Corp.	193	97,764
Cigna Corp.	4,138	991,506
Community Health Systems, Inc. (a)	1,514	17,971
Corvel Corp. (a)	114	19,202
Covetrus, Inc. (a)	1,322	22,196
Cross Country Healthcare, Inc. (a)	408	8,841
CVS Health Corp.	16,474	1,667,334
DaVita HealthCare Partners, Inc. (a)	815	92,185
Encompass Health Corp.	1,245	88,532
Fulgent Genetics, Inc. (a)(b)	245	15,290
Guardant Health, Inc. (a)	1,273	84,324
Hanger, Inc. (a)	426	7,809
HCA Holdings, Inc.	2,989	749,103
HealthEquity, Inc. (a)	1,049	70,745
Henry Schein, Inc. (a)	1,731	150,926
Humana, Inc.	1,604	698,013
InfuSystems Holdings, Inc. (a)	229	2,244
Invitae Corp. (a)(b)	2,560	20,403
Laboratory Corp. of America Holdings	1,195	315,074
LHC Group, Inc. (a)	400	67,440
McKesson Corp.	1,905	583,178
MEDNAX, Inc. (a)	1,097	25,758
Modivcare, Inc. (a)	154	17,770
Molina Healthcare, Inc. (a)	729	243,187
National Healthcare Corp.	166	11,658
National Research Corp. Class A	161	6,384
Ontrak, Inc. (a)(b)	112	254
Option Care Health, Inc. (a)	1,754	50,094
Owens & Minor, Inc.	959	42,215
Patterson Companies, Inc.	1,089	35,251
Pennant Group, Inc. (a)(b)	400	7,452
PetIQ, Inc. Class A (a)	339	8,272
Premier, Inc.	1,533	54,559
Progyny, Inc. (a)	856	43,998
Quest Diagnostics, Inc.	1,532	209,670
R1 RCM, Inc. (a)	1,678	44,903
RadNet, Inc. (a)	561	12,550
Select Medical Holdings Corp.	1,335	32,027
Surgery Partners, Inc. (a)(b)	433	23,837
Tenet Healthcare Corp. (a)	1,338	115,014
The Ensign Group, Inc.	647	58,236
The Joint Corp. (a)	178	6,299
Tivity Health, Inc. (a)	531	17,082
U.S. Physical Therapy, Inc.	155	15,415
UnitedHealth Group, Inc.	11,755	5,994,697
Universal Health Services, Inc. Class B	913	132,339
		15,901,520
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	1,510	34,005
American Well Corp. (a)	2,460	10,357
Cerner Corp.	3,670	343,365
Certara, Inc. (a)	1,268	27,237
Change Healthcare, Inc. (a)	3,163	68,953
Computer Programs & Systems, Inc. (a)	160	5,512
Doximity, Inc.	596	31,046
Evolent Health, Inc. (a)	1,015	32,785
GoodRx Holdings, Inc. (a)(b)	760	14,691
Health Catalyst, Inc. (a)(b)	645	16,854
HealthStream, Inc. (a)	298	5,936
iCAD, Inc. (a)	233	1,039
Inspire Medical Systems, Inc. (a)	343	88,045
Nextgen Healthcare, Inc. (a)	703	14,700
Omnicell, Inc. (a)	551	71,349
OptimizeRx Corp. (a)	247	9,314
Phreesia, Inc. (a)	670	17,661
Schrodinger, Inc. (a)	591	20,165
Simulations Plus, Inc. (b)	201	10,247
Tabula Rasa HealthCare, Inc. (a)	341	1,964
Teladoc Health, Inc. (a)(b)	2,005	144,621
Veeva Systems, Inc. Class A (a)	1,733	368,193
		1,338,039
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	1,146	87,176
Adaptive Biotechnologies Corp. (a)	1,371	19,029
Agilent Technologies, Inc.	3,778	499,943
Alpha Teknova, Inc.	99	1,367
Avantor, Inc. (a)	7,608	257,303
Bio-Rad Laboratories, Inc. Class A (a)	270	152,072
Bio-Techne Corp.	491	212,623
Bruker Corp.	1,271	81,725
Charles River Laboratories International, Inc. (a)	630	178,901
ChromaDex, Inc. (a)	829	2,039
Codexis, Inc. (a)	782	16,125
Danaher Corp.	7,936	2,327,867
Fluidigm Corp. (a)(b)	780	2,800
Frontage Holdings Corp. (a)(d)	10,000	3,638
Illumina, Inc. (a)	1,951	681,679
IQVIA Holdings, Inc. (a)	2,384	551,205
Maravai LifeSciences Holdings, Inc. (a)	1,361	48,002
Medpace Holdings, Inc. (a)	361	59,056
Mettler-Toledo International, Inc. (a)	287	394,106
Nanostring Technologies, Inc. (a)	551	19,147
NeoGenomics, Inc. (a)	1,513	18,383
Pacific Biosciences of California, Inc. (a)(b)	2,704	24,606
PerkinElmer, Inc.	1,575	274,775
Personalis, Inc. (a)	499	4,087
Quanterix Corp. (a)	436	12,727
Seer, Inc. (a)	401	6,111
Sotera Health Co. (a)	1,268	27,465
Syneos Health, Inc. (a)	1,296	104,911
Thermo Fisher Scientific, Inc.	4,917	2,904,226
Waters Corp. (a)	761	236,207
West Pharmaceutical Services, Inc.	925	379,907
		9,589,208
Pharmaceuticals - 3.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	1,141	326
Aerie Pharmaceuticals, Inc. (a)(b)	677	6,161
Agile Therapeutics, Inc. (a)(b)	623	131
Amneal Pharmaceuticals, Inc. (a)	1,316	5,488
Amphastar Pharmaceuticals, Inc. (a)	461	16,550
Ampio Pharmaceuticals, Inc. (a)(b)	2,058	967
ANI Pharmaceuticals, Inc. (a)(b)	136	3,823
Antares Pharma, Inc. (a)	2,181	8,942
Aquestive Therapeutics, Inc. (a)(b)	258	673
Arvinas Holding Co. LLC (a)	533	35,871
Athira Pharma, Inc. (a)(b)	387	5,225
Axsome Therapeutics, Inc. (a)(b)	363	15,025
Aytu BioScience, Inc. (a)(b)	176	190
Bristol-Myers Squibb Co.	27,702	2,023,077
Cara Therapeutics, Inc. (a)	581	7,059
Catalent, Inc. (a)	2,141	237,437
Collegium Pharmaceutical, Inc. (a)	427	8,694
Corcept Therapeutics, Inc. (a)	1,207	27,182
CorMedix, Inc. (a)(b)	582	3,189
CymaBay Therapeutics, Inc. (a)	766	2,382
Durect Corp. (a)	2,916	1,953
Elanco Animal Health, Inc. (a)	5,913	154,270
Eli Lilly & Co.	9,910	2,837,927
Endo International PLC (a)	2,794	6,454
Esperion Therapeutics, Inc. (a)(b)	772	3,582
Evofem Biosciences, Inc. (a)(b)	574	195
Evolus, Inc. (a)(b)	514	5,767
Fulcrum Therapeutics, Inc. (a)(b)	384	9,082
Innoviva, Inc. (a)	767	14,841
Intra-Cellular Therapies, Inc. (a)	927	56,723
Jazz Pharmaceuticals PLC (a)	768	119,555
Johnson & Johnson	32,859	5,823,601
Kala Pharmaceuticals, Inc. (a)(b)	398	549
Lannett Co., Inc. (a)(b)	340	268
Liquidia Technologies, Inc. (a)	436	3,130
Marinus Pharmaceuticals, Inc. (a)(b)	397	3,712
Merck & Co., Inc.	31,528	2,586,872
Nektar Therapeutics (a)	2,297	12,381
NGM Biopharmaceuticals, Inc. (a)(b)	485	7,396
Ocular Therapeutix, Inc. (a)	905	4,480
Omeros Corp. (a)(b)	688	4,135
OptiNose, Inc. (a)(b)	299	739
Organon & Co.	3,173	110,833
Pacira Biosciences, Inc. (a)(b)	549	41,900
Paratek Pharmaceuticals, Inc. (a)(b)	407	1,209
Perrigo Co. PLC	1,673	64,293
Pfizer, Inc.	70,060	3,627,006
Phathom Pharmaceuticals, Inc. (a)	203	2,763
Phibro Animal Health Corp. Class A	264	5,267
Pliant Therapeutics, Inc. (a)	337	2,362
Prestige Brands Holdings, Inc. (a)	613	32,452
Provention Bio, Inc. (a)(b)	750	5,490
Rani Therapeutics Holdings, Inc.	85	1,148
Reata Pharmaceuticals, Inc. (a)(b)	355	11,630
Relmada Therapeutics, Inc. (a)(b)	311	8,394
Revance Therapeutics, Inc. (a)	808	15,756
Royalty Pharma PLC	4,460	173,762
SIGA Technologies, Inc. (a)	576	4,084
Supernus Pharmaceuticals, Inc. (a)(b)	675	21,816
Tarsus Pharmaceuticals, Inc. (a)	63	1,060
TherapeuticsMD, Inc. (a)	4,409	1,675
Theravance Biopharma, Inc. (a)	625	5,975
Tricida, Inc. (a)(b)	299	2,458
Viatris, Inc.	15,105	164,342
Vyne Therapeutics, Inc. (a)(b)	501	326
WAVE Life Sciences (a)(b)	318	636
Xeris Biopharma Holdings, Inc. (a)(b)	1,496	3,830
Xeris Biopharma Holdings, Inc. rights (a)(c)	400	72
Zoetis, Inc. Class A	5,907	1,114,001
Zynerba Pharmaceuticals, Inc. (a)(b)	438	898
		19,491,442
TOTAL HEALTH CARE		75,623,531
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
AAR Corp. (a)	433	20,970
Aerojet Rocketdyne Holdings, Inc.	917	36,084
AeroVironment, Inc. (a)	280	26,359
Astronics Corp. (a)	337	4,357
Axon Enterprise, Inc. (a)	821	113,076
BWX Technologies, Inc.	1,154	62,154
Byrna Technologies, Inc. (a)(b)	212	1,732
Curtiss-Wright Corp.	491	73,729
Ducommun, Inc. (a)	132	6,915
General Dynamics Corp.	2,890	697,010
HEICO Corp. (b)	516	79,227
HEICO Corp. Class A	948	120,235
Hexcel Corp.	1,052	62,562
Howmet Aerospace, Inc.	4,803	172,620
Huntington Ingalls Industries, Inc.	500	99,720
Kaman Corp.	342	14,870
Kratos Defense & Security Solutions, Inc. (a)	1,569	32,133
L3Harris Technologies, Inc.	2,449	608,503
Lockheed Martin Corp.	3,063	1,352,008
Maxar Technologies, Inc.	923	36,422
Mercury Systems, Inc. (a)	717	46,211
Moog, Inc. Class A	372	32,662
National Presto Industries, Inc.	62	4,771
Northrop Grumman Corp.	1,860	831,829
Park Aerospace Corp. (b)	225	2,936
Parsons Corp. (a)	315	12,191
Raytheon Technologies Corp.	18,677	1,850,330
Spirit AeroSystems Holdings, Inc. Class A	1,317	64,388
Textron, Inc.	2,753	204,768
The Boeing Co. (a)	6,896	1,320,584
TransDigm Group, Inc. (a)	653	425,456
Triumph Group, Inc. (a)	782	19,769
Vectrus, Inc. (a)	138	4,949
Virgin Galactic Holdings, Inc. (a)(b)	2,253	22,260
Woodward, Inc.	789	98,554
		8,562,344
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	701	23,448
Atlas Air Worldwide Holdings, Inc. (a)	335	28,934
C.H. Robinson Worldwide, Inc.	1,623	174,813
Expeditors International of Washington, Inc.	2,117	218,390
FedEx Corp.	3,051	705,971
Forward Air Corp.	330	32,267
GXO Logistics, Inc. (a)	1,233	87,962
Hub Group, Inc. Class A (a)	433	33,432
United Parcel Service, Inc. Class B	9,101	1,951,800
		3,257,017
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,571	91,134
Allegiant Travel Co. (a)	186	30,205
American Airlines Group, Inc. (a)(b)	8,100	147,825
Delta Air Lines, Inc. (a)	7,995	316,362
Hawaiian Holdings, Inc. (a)	610	12,017
JetBlue Airways Corp. (a)	4,007	59,905
Mesa Air Group, Inc. (a)	291	1,280
SkyWest, Inc. (a)	627	18,089
Southwest Airlines Co. (a)	7,393	338,599
Spirit Airlines, Inc. (a)	1,336	29,218
United Airlines Holdings, Inc. (a)	4,048	187,665
		1,232,299
Building Products - 0.6%
A.O. Smith Corp.	1,664	106,313
AAON, Inc.	510	28,422
Advanced Drain Systems, Inc.	704	83,642
Allegion PLC	1,120	122,954
Alpha PRO Tech Ltd. (a)	92	386
American Woodmark Corp. (a)	197	9,643
Apogee Enterprises, Inc.	310	14,713
Armstrong World Industries, Inc.	593	53,376
Builders FirstSource, Inc. (a)	2,391	154,315
Carlisle Companies, Inc.	652	160,340
Carrier Global Corp.	10,817	496,176
Cornerstone Building Brands, Inc. (a)	666	16,197
CSW Industrials, Inc.	202	23,753
Fortune Brands Home & Security, Inc.	1,699	126,202
Gibraltar Industries, Inc. (a)	397	17,051
Griffon Corp.	565	11,317
Insteel Industries, Inc.	259	9,580
Jeld-Wen Holding, Inc. (a)	1,121	22,734
Johnson Controls International PLC	8,845	579,967
Lennox International, Inc.	420	108,301
Masco Corp.	3,047	155,397
Masonite International Corp. (a)	289	25,704
Owens Corning	1,256	114,924
PGT Innovations, Inc. (a)	723	13,000
Quanex Building Products Corp.	434	9,110
Resideo Technologies, Inc. (a)	1,824	43,466
Simpson Manufacturing Co. Ltd.	544	59,318
The AZEK Co., Inc. (a)	1,371	34,056
Trane Technologies PLC	2,965	452,756
Trex Co., Inc. (a)	1,439	94,010
UFP Industries, Inc.	775	59,799
Zurn Water Solutions Corp.	1,523	53,914
		3,260,836
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	827	38,075
ACCO Brands Corp.	1,199	9,592
ADT, Inc.	1,857	14,095
Brady Corp. Class A	605	27,993
BrightView Holdings, Inc. (a)	630	8,574
Casella Waste Systems, Inc. Class A (a)	629	55,132
Cimpress PLC (a)	238	15,134
Cintas Corp.	1,097	466,653
Clean Harbors, Inc. (a)	630	70,333
Copart, Inc. (a)	2,666	334,503
CoreCivic, Inc. (a)	1,486	16,599
Deluxe Corp.	551	16,662
Driven Brands Holdings, Inc. (a)	680	17,870
Ennis, Inc.	312	5,763
Harsco Corp. (a)	1,029	12,595
Healthcare Services Group, Inc. (b)	913	16,954
HNI Corp.	541	20,044
IAA, Inc. (a)	1,685	64,451
Interface, Inc. (b)	693	9,404
KAR Auction Services, Inc. (a)	1,522	27,472
Kimball International, Inc. Class B	490	4,141
Matthews International Corp. Class A	386	12,491
Millerknoll, Inc.	969	33,489
Montrose Environmental Group, Inc. (a)(b)	325	17,202
MSA Safety, Inc. (b)	459	60,909
Pitney Bowes, Inc.	2,106	10,951
Republic Services, Inc.	2,610	345,825
Rollins, Inc.	2,830	99,192
SP Plus Corp. (a)	287	9,000
Steelcase, Inc. Class A	1,123	13,420
Stericycle, Inc. (a)	1,151	67,817
Team, Inc. (a)	330	729
Tetra Tech, Inc.	676	111,499
The Brink's Co.	615	41,820
The GEO Group, Inc. (a)(b)	1,416	9,360
U.S. Ecology, Inc. (a)	404	19,344
UniFirst Corp.	193	35,566
Viad Corp. (a)	245	8,732
Waste Management, Inc.	4,801	760,959
		2,910,344
Construction & Engineering - 0.2%
AECOM	1,800	138,258
Ameresco, Inc. Class A (a)	390	31,005
API Group Corp. (a)	2,484	52,239
Arcosa, Inc.	606	34,694
Argan, Inc.	204	8,280
Comfort Systems U.S.A., Inc.	447	39,787
Construction Partners, Inc. Class A (a)	431	11,284
Dycom Industries, Inc. (a)	383	36,485
EMCOR Group, Inc.	669	75,349
Fluor Corp. (a)	1,747	50,121
Granite Construction, Inc.	561	18,401
Great Lakes Dredge & Dock Corp. (a)	834	11,701
IES Holdings, Inc. (a)	116	4,663
INNOVATE Corp. (a)	438	1,616
MasTec, Inc. (a)	716	62,364
Matrix Service Co. (a)	249	2,047
MDU Resources Group, Inc.	2,543	67,771
MYR Group, Inc. (a)	209	19,654
NV5 Global, Inc. (a)	150	19,995
Primoris Services Corp.	663	15,793
Quanta Services, Inc.	1,779	234,134
Sterling Construction Co., Inc. (a)(b)	364	9,755
Tutor Perini Corp. (a)	544	5,875
Valmont Industries, Inc.	266	63,468
Willscot Mobile Mini Holdings (a)	2,791	109,212
		1,123,951
Electrical Equipment - 0.6%
Acuity Brands, Inc.	437	82,724
American Superconductor Corp. (a)(b)	277	2,108
AMETEK, Inc.	2,888	384,624
Array Technologies, Inc. (a)	1,461	16,465
Atkore, Inc. (a)	581	57,194
AZZ, Inc.	321	15,485
Blink Charging Co. (a)(b)	473	12,516
Bloom Energy Corp. Class A (a)(b)	1,882	45,450
Eaton Corp. PLC	4,975	755,006
Emerson Electric Co.	7,461	731,551
Encore Wire Corp.	249	28,403
Energous Corp. (a)(b)	372	446
EnerSys	528	39,373
FuelCell Energy, Inc. (a)(b)	4,488	25,851
Generac Holdings, Inc. (a)	788	234,241
GrafTech International Ltd.	2,428	23,357
Hubbell, Inc. Class B	681	125,147
nVent Electric PLC	2,108	73,316
Orion Energy Systems, Inc. (a)	184	515
Plug Power, Inc. (a)(b)	6,479	185,364
Powell Industries, Inc.	95	1,845
Regal Rexnord Corp.	847	126,017
Rockwell Automation, Inc.	1,448	405,483
Sensata Technologies, Inc. PLC (a)	1,982	100,785
Shoals Technologies Group, Inc. (a)(b)	1,308	22,288
Sunrun, Inc. (a)(b)	2,587	78,567
Thermon Group Holdings, Inc. (a)	381	6,172
TPI Composites, Inc. (a)	481	6,763
Vertiv Holdings Co.	3,830	53,620
Vicor Corp. (a)	267	18,837
		3,659,513
Industrial Conglomerates - 0.8%
3M Co.	7,193	1,070,894
General Electric Co.	13,708	1,254,282
Honeywell International, Inc.	8,593	1,672,026
Roper Technologies, Inc.	1,317	621,927
		4,619,129
Machinery - 1.7%
AGCO Corp.	767	112,005
Alamo Group, Inc.	124	17,830
Albany International Corp. Class A	403	33,981
Allison Transmission Holdings, Inc.	1,309	51,391
Altra Industrial Motion Corp.	819	31,884
Astec Industries, Inc.	283	12,169
Barnes Group, Inc.	589	23,672
Blue Bird Corp. (a)	166	3,124
Caterpillar, Inc.	6,751	1,504,258
Chart Industries, Inc. (a)	446	76,609
CIRCOR International, Inc. (a)	257	6,841
Colfax Corp. (a)	1,687	67,126
Columbus McKinnon Corp. (NY Shares)	372	15,773
Crane Co.	624	67,567
Cummins, Inc.	1,785	366,121
Deere & Co.	3,522	1,463,250
Donaldson Co., Inc.	1,550	80,492
Douglas Dynamics, Inc.	291	10,066
Dover Corp.	1,796	281,792
Energy Recovery, Inc. (a)	456	9,184
Enerpac Tool Group Corp. Class A (b)	777	17,009
EnPro Industries, Inc.	261	25,508
ESCO Technologies, Inc.	320	22,374
Evoqua Water Technologies Corp. (a)	1,504	70,658
Federal Signal Corp.	756	25,515
Flowserve Corp.	1,633	58,625
Fortive Corp.	4,475	272,662
Franklin Electric Co., Inc.	492	40,856
Gorman-Rupp Co.	279	10,011
Graco, Inc.	2,126	148,225
Helios Technologies, Inc.	398	31,940
Hillenbrand, Inc.	926	40,901
Hydrofarm Holdings Group, Inc. (a)(b)	473	7,166
Hyster-Yale Materials Handling Class A	131	4,351
IDEX Corp.	949	181,952
Illinois Tool Works, Inc.	3,563	746,092
Ingersoll Rand, Inc.	5,089	256,231
ITT, Inc.	1,071	80,550
John Bean Technologies Corp.	403	47,743
Kadant, Inc.	147	28,546
Kennametal, Inc.	1,027	29,382
Lincoln Electric Holdings, Inc.	736	101,428
Lindsay Corp.	131	20,568
Manitowoc Co., Inc. (a)	461	6,952
Meritor, Inc. (a)	863	30,697
Middleby Corp. (a)	694	113,774
Miller Industries, Inc.	140	3,942
Mueller Industries, Inc.	708	38,352
Mueller Water Products, Inc. Class A	2,028	26,202
Nikola Corp. (a)(b)	2,658	28,467
NN, Inc. (a)	476	1,371
Nordson Corp.	673	152,825
Omega Flex, Inc.	36	4,675
Oshkosh Corp.	859	86,458
Otis Worldwide Corp.	5,298	407,681
PACCAR, Inc.	4,332	381,519
Parker Hannifin Corp.	1,612	457,421
Pentair PLC	2,069	112,160
Proto Labs, Inc. (a)	334	17,669
RBC Bearings, Inc. (a)	361	69,991
REV Group, Inc. (b)	439	5,883
Shyft Group, Inc. (The)	419	15,130
Snap-On, Inc.	671	137,877
SPX Corp. (a)	565	27,917
SPX Flow, Inc.	513	44,231
Standex International Corp.	145	14,488
Stanley Black & Decker, Inc.	2,035	284,473
Tennant Co.	229	18,045
Terex Corp.	856	30,525
The Greenbrier Companies, Inc.	411	21,171
Timken Co.	866	52,566
Toro Co.	1,331	113,787
Trinity Industries, Inc.	999	34,326
Wabash National Corp.	604	8,963
Watts Water Technologies, Inc. Class A	348	48,577
Welbilt, Inc. (a)	1,583	37,596
Westinghouse Air Brake Tech Co.	2,332	224,268
Xylem, Inc.	2,252	192,006
		9,755,413
Marine - 0.0%
Genco Shipping & Trading Ltd.	435	10,275
Kirby Corp. (a)	755	54,503
Matson, Inc.	524	63,205
		127,983
Professional Services - 0.5%
Acacia Research Corp. (a)	635	2,864
ASGN, Inc. (a)	654	76,328
Barrett Business Services, Inc.	90	6,972
Booz Allen Hamilton Holding Corp. Class A	1,671	146,781
CACI International, Inc. Class A (a)	291	87,667
CBIZ, Inc. (a)(b)	648	27,197
CoStar Group, Inc. (a)	4,933	328,587
CRA International, Inc.	86	7,246
Dun & Bradstreet Holdings, Inc. (a)	1,855	32,500
Equifax, Inc.	1,523	361,103
Exponent, Inc.	653	70,557
First Advantage Corp.	504	10,176
Forrester Research, Inc. (a)	130	7,335
Franklin Covey Co. (a)	167	7,552
FTI Consulting, Inc. (a)	429	67,447
Heidrick & Struggles International, Inc.	248	9,816
Huron Consulting Group, Inc. (a)	288	13,193
ICF International, Inc.	219	20,617
Insperity, Inc.	448	44,988
Jacobs Engineering Group, Inc.	1,628	224,355
KBR, Inc.	1,749	95,723
Kelly Services, Inc. Class A (non-vtg.)	428	9,283
Kforce, Inc.	242	17,901
Korn Ferry	672	43,640
Leidos Holdings, Inc.	1,751	189,143
Manpower, Inc.	679	63,772
ManTech International Corp. Class A	341	29,391
Nielsen Holdings PLC	4,478	121,981
Resources Connection, Inc.	367	6,290
Robert Half International, Inc.	1,390	158,710
Science Applications International Corp.	718	66,178
TransUnion Holding Co., Inc.	2,392	247,189
TriNet Group, Inc. (a)	509	50,065
TrueBlue, Inc. (a)	466	13,463
Upwork, Inc. (a)	1,498	34,814
Verisk Analytics, Inc.	2,011	431,621
Willdan Group, Inc. (a)(b)	167	5,125
		3,137,570
Road & Rail - 1.1%
AMERCO	123	73,424
ArcBest Corp.	325	26,163
Avis Budget Group, Inc. (a)	500	131,650
Covenant Transport Group, Inc. Class A	125	2,691
CSX Corp.	27,681	1,036,653
Daseke, Inc. (a)	791	7,965
Heartland Express, Inc.	581	8,175
J.B. Hunt Transport Services, Inc.	1,049	210,629
Knight-Swift Transportation Holdings, Inc. Class A	2,072	104,553
Landstar System, Inc.	478	72,097
Lyft, Inc. (a)	3,694	141,850
Marten Transport Ltd.	739	13,125
Norfolk Southern Corp.	3,037	866,213
Old Dominion Freight Lines, Inc.	1,163	347,365
Ryder System, Inc. (b)	673	53,389
Saia, Inc. (a)	330	80,461
Schneider National, Inc. Class B	423	10,787
U.S. Xpress Enterprises, Inc. (a)(b)	158	613
Uber Technologies, Inc. (a)	20,831	743,250
Union Pacific Corp.	8,022	2,191,691
Werner Enterprises, Inc.	748	30,668
XPO Logistics, Inc. (a)	1,232	89,690
Yellow Corp. (a)	374	2,622
		6,245,724
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,355	60,501
Applied Industrial Technologies, Inc.	475	48,764
Beacon Roofing Supply, Inc. (a)	700	41,496
BlueLinx Corp. (a)	113	8,122
Boise Cascade Co.	492	34,179
Core & Main, Inc. (b)	451	10,910
DXP Enterprises, Inc. (a)	189	5,120
Fastenal Co.	7,178	426,373
GATX Corp.	447	55,129
Global Industrial Co.	193	6,220
GMS, Inc. (a)	527	26,229
H&E Equipment Services, Inc.	386	16,799
Herc Holdings, Inc.	312	52,132
McGrath RentCorp.	296	25,154
MRC Global, Inc. (a)	826	9,838
MSC Industrial Direct Co., Inc. Class A (b)	590	50,274
NOW, Inc. (a)	1,360	15,001
Rush Enterprises, Inc. Class A	528	26,880
SiteOne Landscape Supply, Inc. (a)	560	90,546
Textainer Group Holdings Ltd.	538	20,482
Titan Machinery, Inc. (a)	243	6,867
Triton International Ltd.	836	58,670
United Rentals, Inc. (a)	904	321,110
Univar Solutions, Inc. (a)	2,141	68,812
Veritiv Corp. (a)	177	23,645
W.W. Grainger, Inc.	540	278,527
Watsco, Inc.	413	125,816
WESCO International, Inc. (a)	555	72,228
		1,985,824
TOTAL INDUSTRIALS		49,877,947
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 0.8%
ADTRAN, Inc.	626	11,550
Applied Optoelectronics, Inc. (a)	166	606
Arista Networks, Inc. (a)	2,801	389,283
CalAmp Corp. (a)	334	2,442
Calix, Inc. (a)	681	29,222
Casa Systems, Inc. (a)	325	1,469
Ciena Corp. (a)	1,935	117,319
Cisco Systems, Inc.	52,642	2,935,318
Clearfield, Inc. (a)	142	9,261
CommScope Holding Co., Inc. (a)	2,553	20,118
Comtech Telecommunications Corp.	332	5,209
Digi International, Inc. (a)	387	8,328
Extreme Networks, Inc. (a)	1,675	20,452
F5, Inc. (a)	755	157,757
Harmonic, Inc. (a)	1,289	11,975
Infinera Corp. (a)(b)	2,670	23,149
Inseego Corp. (a)	1,075	4,354
Juniper Networks, Inc.	4,058	150,795
Lumentum Holdings, Inc. (a)	904	88,230
Motorola Solutions, Inc.	2,109	510,800
NETGEAR, Inc. (a)	376	9,280
NetScout Systems, Inc. (a)	920	29,514
Ondas Holdings, Inc. (a)(b)	269	1,964
Plantronics, Inc. (a)	516	20,330
Ribbon Communications, Inc. (a)	1,598	4,938
ViaSat, Inc. (a)(b)	902	44,018
Viavi Solutions, Inc. (a)	2,991	48,095
		4,655,776
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	191	3,631
Advanced Energy Industries, Inc.	467	40,199
Airgain, Inc. (a)	72	546
Akoustis Technologies, Inc. (a)(b)	511	3,322
Amphenol Corp. Class A	7,461	562,186
Arlo Technologies, Inc. (a)	1,003	8,887
Arrow Electronics, Inc. (a)	869	103,089
Avnet, Inc.	1,252	50,819
Badger Meter, Inc.	363	36,195
Belden, Inc.	555	30,747
Benchmark Electronics, Inc.	447	11,193
CDW Corp.	1,694	303,040
Cognex Corp.	2,210	170,502
Coherent, Inc. (a)	304	83,101
Corning, Inc.	9,588	353,893
CTS Corp.	384	13,571
ePlus, Inc. (a)	343	19,229
Fabrinet (a)	456	47,939
FARO Technologies, Inc. (a)	212	11,007
II-VI, Inc. (a)(b)	1,328	96,267
Insight Enterprises, Inc. (a)	441	47,328
Intellicheck, Inc. (a)(b)	119	303
IPG Photonics Corp. (a)	450	49,392
Itron, Inc. (a)	553	29,132
Jabil, Inc.	1,792	110,620
Keysight Technologies, Inc. (a)	2,301	363,489
Kimball Electronics, Inc. (a)	320	6,397
Knowles Corp. (a)	1,137	24,480
Littelfuse, Inc.	309	77,068
Luna Innovations, Inc. (a)(b)	504	3,886
Methode Electronics, Inc. Class A	478	20,674
MicroVision, Inc. (a)(b)	2,001	9,345
Napco Security Technologies, Inc.	352	7,223
National Instruments Corp.	1,659	67,339
nLIGHT, Inc. (a)	527	9,138
Novanta, Inc. (a)	447	63,604
OSI Systems, Inc. (a)(b)	202	17,194
Par Technology Corp. (a)(b)	320	12,909
PC Connection, Inc.	134	7,020
Plexus Corp. (a)	346	28,306
Rogers Corp. (a)	234	63,578
Sanmina Corp. (a)	811	32,781
ScanSource, Inc. (a)	327	11,376
TD SYNNEX Corp.	517	53,360
TE Connectivity Ltd.	4,073	533,482
Teledyne Technologies, Inc. (a)	582	275,071
Trimble, Inc. (a)	3,137	226,303
TTM Technologies, Inc. (a)	1,318	19,533
Vishay Intertechnology, Inc.	1,680	32,928
Vishay Precision Group, Inc. (a)	150	4,823
Vontier Corp.	2,130	54,081
Wrap Technologies, Inc. (a)(b)	241	651
Zebra Technologies Corp. Class A (a)	668	276,352
		4,488,529
IT Services - 4.2%
Accenture PLC Class A	7,884	2,658,721
Affirm Holdings, Inc. (a)(b)	1,841	85,201
Akamai Technologies, Inc. (a)	2,027	242,004
Amdocs Ltd.	1,580	129,892
Automatic Data Processing, Inc.	5,259	1,196,633
BigCommerce Holdings, Inc. (a)	787	17,243
Block, Inc. Class A (a)(b)	4,984	675,830
Bread Financial Holdings, Inc.	607	34,083
Brightcove, Inc. (a)	548	4,274
Broadridge Financial Solutions, Inc.	1,456	226,714
Cantaloupe, Inc. (a)(b)	625	4,231
Cass Information Systems, Inc.	145	5,352
Cloudflare, Inc. (a)(b)	3,419	409,254
Cognizant Technology Solutions Corp. Class A	6,556	587,877
Concentrix Corp.	536	89,276
Conduent, Inc. (a)	2,107	10,872
CSG Systems International, Inc.	403	25,619
DXC Technology Co. (a)	3,151	102,817
EPAM Systems, Inc. (a)	708	210,000
Euronet Worldwide, Inc. (a)	660	85,899
EVERTEC, Inc.	740	30,288
EVO Payments, Inc. Class A (a)	574	13,254
ExlService Holdings, Inc. (a)	420	60,173
Fastly, Inc. Class A (a)(b)	1,323	22,994
Fidelity National Information Services, Inc.	7,602	763,393
Fiserv, Inc. (a)	7,418	752,185
FleetCor Technologies, Inc. (a)	1,014	252,547
Gartner, Inc. (a)	1,027	305,491
Genpact Ltd.	2,164	94,156
Global Payments, Inc.	3,623	495,771
GoDaddy, Inc. (a)	2,075	173,678
Grid Dynamics Holdings, Inc. (a)	579	8,152
Hackett Group, Inc.	331	7,633
i3 Verticals, Inc. Class A (a)	250	6,965
IBM Corp.	11,192	1,455,184
International Money Express, Inc. (a)	446	9,192
Jack Henry & Associates, Inc.	924	182,074
Kyndryl Holdings, Inc. (a)(b)	2,186	28,680
Limelight Networks, Inc. (a)(b)	1,588	8,289
Liveramp Holdings, Inc. (a)	831	31,071
Marqeta, Inc. Class A	2,841	31,365
MasterCard, Inc. Class A	10,828	3,869,711
Maximus, Inc.	771	57,786
MoneyGram International, Inc. (a)	1,215	12,830
MongoDB, Inc. Class A (a)	826	366,405
Okta, Inc. (a)	1,844	278,370
Paychex, Inc.	4,006	546,699
Paymentus Holdings, Inc. (a)(b)	165	3,478
PayPal Holdings, Inc. (a)	14,666	1,696,123
Paysign, Inc. (a)(b)	151	297
Perficient, Inc. (a)	418	46,018
Rackspace Technology, Inc. (a)(b)	716	7,991
Repay Holdings Corp. (a)(b)	887	13,101
Sabre Corp. (a)(b)	4,108	46,954
Sezzle, Inc. unit (a)(b)	1,056	1,037
Shift4 Payments, Inc. (a)(b)	588	36,415
Snowflake, Inc. (a)	2,893	662,873
SolarWinds, Inc.	581	7,733
Squarespace, Inc. Class A (a)(b)	342	8,762
Switch, Inc. Class A	1,667	51,377
TaskUs, Inc.	333	12,807
The Western Union Co.	5,020	94,075
Ttec Holdings, Inc.	230	18,980
Tucows, Inc. (a)	114	7,786
Twilio, Inc. Class A (a)	2,104	346,760
Unisys Corp. (a)	806	17,418
VeriSign, Inc. (a)	1,206	268,287
Verra Mobility Corp. (a)	1,566	25,494
Visa, Inc. Class A	20,932	4,642,090
WEX, Inc. (a)	560	99,932
		24,781,916
Semiconductors & Semiconductor Equipment - 5.4%
ACM Research, Inc. (b)	444	9,186
Advanced Micro Devices, Inc. (a)	15,073	1,648,082
Allegro MicroSystems LLC (a)	684	19,426
Alpha & Omega Semiconductor Ltd. (a)	278	15,193
Ambarella, Inc. (a)	465	48,788
Amkor Technology, Inc.	1,228	26,672
Analog Devices, Inc.	6,706	1,107,697
Applied Materials, Inc.	11,270	1,485,386
Atomera, Inc. (a)(b)	287	3,748
Axcelis Technologies, Inc. (a)	426	32,176
AXT, Inc. (a)	416	2,920
Azenta, Inc.	930	77,078
Broadcom, Inc.	5,137	3,234,666
CEVA, Inc. (a)	295	11,992
Cirrus Logic, Inc. (a)	718	60,879
CMC Materials, Inc.	355	65,817
Cohu, Inc. (a)	586	17,346
CyberOptics Corp. (a)	94	3,815
Diodes, Inc. (a)	554	48,192
Enphase Energy, Inc. (a)	1,684	339,798
Entegris, Inc.	1,692	222,092
First Solar, Inc. (a)	1,234	103,335
FormFactor, Inc. (a)	994	41,778
Ichor Holdings Ltd. (a)	336	11,968
Impinj, Inc. (a)(b)	232	14,741
Intel Corp.	50,759	2,515,616
KLA Corp.	1,893	692,952
Kopin Corp. (a)(b)	1,131	2,861
Kulicke & Soffa Industries, Inc. (b)	784	43,920
Lam Research Corp.	1,758	945,118
Lattice Semiconductor Corp. (a)	1,712	104,346
MACOM Technology Solutions Holdings, Inc. (a)	586	35,084
Marvell Technology, Inc.	10,280	737,179
MaxLinear, Inc. Class A (a)	888	51,815
Microchip Technology, Inc.	6,925	520,345
Micron Technology, Inc.	13,962	1,087,500
MKS Instruments, Inc.	695	104,250
Monolithic Power Systems, Inc.	541	262,753
NeoPhotonics Corp. (a)	615	9,354
NVE Corp.	68	3,704
NVIDIA Corp.	31,204	8,514,323
NXP Semiconductors NV	3,319	614,281
onsemi (a)	5,378	336,717
Onto Innovation, Inc. (a)	622	54,046
PDF Solutions, Inc. (a)	358	9,977
Photronics, Inc. (a)	732	12,422
Pixelworks, Inc. (a)	728	2,162
Power Integrations, Inc.	757	70,159
Qorvo, Inc. (a)	1,377	170,886
Qualcomm, Inc.	13,979	2,136,271
Rambus, Inc. (a)	1,385	44,168
Semtech Corp. (a)	791	54,848
Silicon Laboratories, Inc. (a)	502	75,400
SiTime Corp. (a)	191	47,334
Skyworks Solutions, Inc.	2,061	274,690
SMART Global Holdings, Inc. (a)	584	15,085
SolarEdge Technologies, Inc. (a)	656	211,475
SunPower Corp. (a)(b)	1,062	22,812
Synaptics, Inc. (a)	490	97,755
Teradyne, Inc.	2,035	240,598
Texas Instruments, Inc.	11,525	2,114,607
Ultra Clean Holdings, Inc. (a)	558	23,654
Universal Display Corp.	542	90,487
Veeco Instruments, Inc. (a)	614	16,695
Wolfspeed, Inc. (a)(b)	1,448	164,869
		31,185,289
Software - 9.0%
8x8, Inc. (a)	1,401	17,639
A10 Networks, Inc.	692	9,653
ACI Worldwide, Inc. (a)	1,449	45,629
Adobe, Inc. (a)	5,939	2,705,927
Agilysys, Inc. (a)	258	10,289
Alarm.com Holdings, Inc. (a)	587	39,012
Altair Engineering, Inc. Class A (a)(b)	645	41,538
Alteryx, Inc. Class A (a)	758	54,220
American Software, Inc. Class A	385	8,023
Anaplan, Inc. (a)	1,825	118,716
ANSYS, Inc. (a)	1,089	345,921
AppFolio, Inc. (a)	238	26,944
Appian Corp. Class A (a)(b)	488	29,680
Asana, Inc. (a)(b)	1,032	41,249
Aspen Technology, Inc. (a)	835	138,084
Autodesk, Inc. (a)	2,744	588,176
Avalara, Inc. (a)	1,087	108,167
Avaya Holdings Corp. (a)	999	12,657
Benefitfocus, Inc. (a)(b)	306	3,862
Bill.Com Holdings, Inc. (a)	1,140	258,541
Black Knight, Inc. (a)	1,938	112,385
Blackbaud, Inc. (a)	520	31,132
BlackLine, Inc. (a)	675	49,424
Bottomline Technologies, Inc. (a)	482	27,320
Box, Inc. Class A (a)	1,894	55,040
C3.Ai, Inc. (a)(b)	886	20,112
Cadence Design Systems, Inc. (a)	3,459	568,867
CDK Global, Inc.	1,478	71,949
Cerence, Inc. (a)(b)	468	16,895
Ceridian HCM Holding, Inc. (a)	1,703	116,417
ChannelAdvisor Corp. (a)	352	5,833
Citrix Systems, Inc.	1,556	157,000
Clear Secure, Inc. (b)	166	4,462
CommVault Systems, Inc. (a)	556	36,891
Confluent, Inc. (b)	747	30,627
Consensus Cloud Solutions, Inc. (a)	196	11,785
CoreCard Corp. (a)	67	1,836
Couchbase, Inc. (b)	107	1,864
Coupa Software, Inc. (a)	926	94,109
Crowdstrike Holdings, Inc. (a)	2,569	583,369
CS Disco, Inc. (b)	156	5,299
Datadog, Inc. Class A (a)	3,210	486,219
Digimarc Corp. (a)(b)	176	4,641
Digital Turbine, Inc. (a)	1,125	49,286
DocuSign, Inc. (a)	2,456	263,087
Dolby Laboratories, Inc. Class A	817	63,906
Domo, Inc. Class B (a)	374	18,913
Dropbox, Inc. Class A (a)	3,517	81,770
Duck Creek Technologies, Inc. (a)	975	21,567
Dynatrace, Inc. (a)	2,457	115,725
Ebix, Inc. (b)	317	10,509
eGain Communications Corp. (a)	291	3,370
Elastic NV (a)	899	79,966
Envestnet, Inc. (a)	686	51,066
Everbridge, Inc. (a)	506	22,082
Fair Isaac Corp. (a)	341	159,063
Five9, Inc. (a)	850	93,840
Fortinet, Inc. (a)	1,694	578,908
Guidewire Software, Inc. (a)	1,039	98,310
HubSpot, Inc. (a)	560	265,966
Intapp, Inc.	135	3,241
InterDigital, Inc.	380	24,244
Intuit, Inc.	3,534	1,699,289
Jamf Holding Corp. (a)(b)	701	24,402
LivePerson, Inc. (a)	816	19,927
Mandiant, Inc. (a)	2,959	66,015
Manhattan Associates, Inc. (a)	790	109,581
MeridianLink, Inc. (b)	168	3,041
Microsoft Corp.	93,711	28,892,038
MicroStrategy, Inc. Class A (a)	106	51,550
Mimecast Ltd. (a)	772	61,420
Mitek Systems, Inc. (a)	521	7,643
Model N, Inc. (a)(b)	397	10,679
Momentive Global, Inc. (a)	1,583	25,740
N-able, Inc. (a)	791	7,198
nCino, Inc. (a)(b)	695	28,481
NCR Corp. (a)	1,649	66,273
New Relic, Inc. (a)	744	49,759
NortonLifeLock, Inc.	7,254	192,376
Nutanix, Inc. Class A (a)	2,645	70,939
ON24, Inc. (a)(b)	125	1,644
Onespan, Inc. (a)	408	5,892
Oracle Corp.	20,129	1,665,272
Pagerduty, Inc. (a)	928	31,728
Palantir Technologies, Inc. (a)	19,998	274,573
Palo Alto Networks, Inc. (a)	1,223	761,330
Paycom Software, Inc. (a)	602	208,521
Paycor HCM, Inc. (b)	384	11,178
Paylocity Holding Corp. (a)	496	102,062
Pegasystems, Inc.	499	40,244
Ping Identity Holding Corp. (a)(b)	739	20,271
Progress Software Corp.	563	26,512
PROS Holdings, Inc. (a)	517	17,221
PTC, Inc. (a)	1,319	142,083
Q2 Holdings, Inc. (a)	694	42,785
Qualtrics International, Inc. (a)	1,157	33,032
Qualys, Inc. (a)	421	59,955
Rapid7, Inc. (a)	705	78,424
RingCentral, Inc. (a)	1,026	120,257
SailPoint Technologies Holding, Inc. (a)	1,175	60,137
Salesforce.com, Inc. (a)	12,219	2,594,338
SecureWorks Corp. (a)	143	1,895
SentinelOne, Inc.	509	19,719
ServiceNow, Inc. (a)	2,484	1,383,315
ShotSpotter, Inc. (a)	96	2,661
Smartsheet, Inc. (a)	1,576	86,333
Smith Micro Software, Inc. (a)	683	2,575
Splunk, Inc. (a)	2,016	299,598
Sprinklr, Inc. (b)	208	2,475
Sprout Social, Inc. (a)	563	45,108
SPS Commerce, Inc. (a)	453	59,434
SS&C Technologies Holdings, Inc.	2,756	206,755
Synchronoss Technologies, Inc. (a)(b)	1,042	1,803
Synopsys, Inc. (a)	1,903	634,213
Telos Corp. (a)	701	6,989
Tenable Holdings, Inc. (a)	1,146	66,227
Teradata Corp. (a)	1,373	67,675
The Trade Desk, Inc. (a)	5,444	376,997
Tyler Technologies, Inc. (a)	512	227,784
Upland Software, Inc. (a)	287	5,054
Varonis Systems, Inc. (a)	1,354	64,369
Verint Systems, Inc. (a)	823	42,549
Veritone, Inc. (a)(b)	400	7,312
Vertex, Inc. Class A (a)	314	4,817
Viant Technology, Inc. (a)	156	1,022
VirnetX Holding Corp. (a)(b)	601	980
VMware, Inc. Class A	2,513	286,155
Vobile Group Ltd. (a)	13,000	7,837
Vonage Holdings Corp. (a)	3,150	63,914
Workday, Inc. Class A (a)	2,384	570,873
Workiva, Inc. (a)	567	66,906
Xperi Holding Corp.	1,300	22,516
Yext, Inc. (a)	1,418	9,770
Zendesk, Inc. (a)	1,508	181,397
Zoom Video Communications, Inc. Class A (a)	2,706	317,224
Zscaler, Inc. (a)	987	238,143
Zuora, Inc. (a)	1,412	21,152
		52,189,578
Technology Hardware, Storage & Peripherals - 6.2%
3D Systems Corp. (a)(b)	1,569	26,171
Apple, Inc.	194,542	33,968,940
Avid Technology, Inc. (a)	449	15,657
Corsair Gaming, Inc. (a)(b)	400	8,464
Dell Technologies, Inc.	3,629	182,140
Diebold Nixdorf, Inc. (a)	864	5,815
Eastman Kodak Co. (a)(b)	1,005	6,583
Hewlett Packard Enterprise Co.	16,330	272,874
HP, Inc.	14,383	522,103
Immersion Corp. (a)	268	1,490
NetApp, Inc.	2,793	231,819
Pure Storage, Inc. Class A (a)	3,346	118,147
Razer, Inc. (a)(d)	51,000	16,535
Seagate Technology Holdings PLC	2,557	229,874
Super Micro Computer, Inc. (a)	536	20,406
Turtle Beach Corp. (a)(b)	218	4,641
Western Digital Corp. (a)	3,894	193,337
Xerox Holdings Corp.	1,704	34,370
		35,859,366
TOTAL INFORMATION TECHNOLOGY		153,160,454
MATERIALS - 2.8%
Chemicals - 1.7%
AdvanSix, Inc.	367	18,750
Air Products & Chemicals, Inc.	2,763	690,501
Albemarle Corp. U.S.	1,460	322,879
American Vanguard Corp.	314	6,380
Amyris, Inc. (a)(b)	2,488	10,848
Ashland Global Holdings, Inc.	705	69,379
Aspen Aerogels, Inc. (a)	311	10,723
Avient Corp.	1,148	55,104
Axalta Coating Systems Ltd. (a)	2,691	66,145
Balchem Corp.	407	55,637
Cabot Corp.	712	48,708
Celanese Corp. Class A	1,359	194,160
CF Industries Holdings, Inc.	2,676	275,789
Chase Corp.	85	7,387
Corteva, Inc.	9,096	522,838
Dow, Inc.	9,230	588,136
DuPont de Nemours, Inc.	6,467	475,842
Eastman Chemical Co.	1,678	188,037
Ecolab, Inc.	3,113	549,631
Ecovyst, Inc.	636	7,352
Element Solutions, Inc.	2,730	59,787
Ferro Corp. (a)	1,038	22,566
FMC Corp.	1,582	208,144
FutureFuel Corp.	353	3,435
GCP Applied Technologies, Inc. (a)	664	20,863
H.B. Fuller Co.	662	43,738
Hawkins, Inc.	223	10,236
Huntsman Corp.	2,583	96,888
Ingevity Corp. (a)	488	31,266
Innospec, Inc.	303	28,043
International Flavors & Fragrances, Inc.	3,178	417,367
Intrepid Potash, Inc. (a)	128	10,514
Koppers Holdings, Inc.	267	7,348
Kronos Worldwide, Inc.	304	4,718
Linde PLC	6,397	2,043,394
Livent Corp. (a)(b)	2,022	52,714
Loop Industries, Inc. (a)	297	2,642
LyondellBasell Industries NV Class A	3,281	337,352
Minerals Technologies, Inc.	411	27,188
NewMarket Corp.	88	28,545
Olin Corp.	1,792	93,686
Orion Engineered Carbons SA	756	12,073
PPG Industries, Inc.	2,964	388,491
Quaker Houghton (b)	164	28,341
Rayonier Advanced Materials, Inc. (a)	864	5,676
RPM International, Inc.	1,622	132,096
Sensient Technologies Corp.	518	43,486
Sherwin-Williams Co.	3,011	751,606
Stepan Co.	272	26,876
The Chemours Co. LLC	2,036	64,093
The Mosaic Co.	4,622	307,363
The Scotts Miracle-Gro Co. Class A (b)	510	62,710
Tredegar Corp.	319	3,825
Trinseo PLC (b)	470	22,522
Tronox Holdings PLC	1,419	28,082
Valvoline, Inc.	2,258	71,262
Westlake Corp.	417	51,458
		9,714,620
Construction Materials - 0.1%
Eagle Materials, Inc.	510	65,464
Martin Marietta Materials, Inc.	779	299,829
Summit Materials, Inc. (a)	1,494	46,404
Vulcan Materials Co.	1,656	304,207
		715,904
Containers & Packaging - 0.4%
Amcor PLC	19,143	216,890
Aptargroup, Inc.	824	96,820
Avery Dennison Corp.	1,036	180,233
Ball Corp.	4,044	363,960
Berry Global Group, Inc. (a)	1,691	98,010
Crown Holdings, Inc.	1,595	199,519
Graphic Packaging Holding Co.	3,528	70,701
Greif, Inc. Class A	326	21,210
International Paper Co.	4,833	223,043
Myers Industries, Inc.	444	9,590
O-I Glass, Inc. (a)	1,910	25,174
Packaging Corp. of America	1,186	185,146
Pactiv Evergreen, Inc.	455	4,577
Ranpak Holdings Corp. (A Shares) (a)	494	10,092
Sealed Air Corp.	1,848	123,742
Silgan Holdings, Inc.	1,055	48,773
Sonoco Products Co.	1,232	77,074
TriMas Corp.	534	17,136
WestRock Co.	3,336	156,892
		2,128,582
Metals & Mining - 0.6%
Alcoa Corp.	2,335	210,220
Allegheny Technologies, Inc. (a)	1,602	42,998
Arconic Corp. (a)	1,314	33,665
Carpenter Technology Corp.	625	26,238
Century Aluminum Co. (a)	606	15,944
Cleveland-Cliffs, Inc. (a)	5,680	182,953
Coeur d'Alene Mines Corp. (a)	3,131	13,933
Commercial Metals Co.	1,522	63,346
Compass Minerals International, Inc.	415	26,058
Coronado Global Resources, Inc. unit (d)	9,759	14,606
Freeport-McMoRan, Inc.	18,328	911,635
Gatos Silver, Inc. (a)	550	2,376
Gold Resource Corp. (b)	901	2,018
Haynes International, Inc.	152	6,475
Hecla Mining Co.	6,834	44,899
Kaiser Aluminum Corp.	198	18,644
Materion Corp.	254	21,778
McEwen Mining, Inc. (a)(b)	4,940	4,158
Newmont Corp.	9,952	790,686
Nucor Corp.	3,567	530,235
Reliance Steel & Aluminum Co.	782	143,380
Royal Gold, Inc.	819	115,708
Ryerson Holding Corp.	222	7,774
Schnitzer Steel Industries, Inc. Class A	317	16,465
Steel Dynamics, Inc.	2,353	196,311
SunCoke Energy, Inc.	1,004	8,946
TimkenSteel Corp. (a)	516	11,290
United States Steel Corp.	3,373	127,297
Warrior Metropolitan Coal, Inc.	637	23,639
Worthington Industries, Inc.	402	20,667
		3,634,342
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	208	5,830
Glatfelter Corp.	519	6,425
Louisiana-Pacific Corp.	1,100	68,332
Mercer International, Inc. (SBI)	478	6,668
Neenah, Inc.	200	7,932
Resolute Forest Products	649	8,379
Schweitzer-Mauduit International, Inc.	392	10,780
		114,346
TOTAL MATERIALS		16,307,794
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	1,132	24,530
Agree Realty Corp.	891	59,127
Alexander & Baldwin, Inc.	887	20,570
Alexanders, Inc.	28	7,174
Alexandria Real Estate Equities, Inc.	1,764	355,005
American Assets Trust, Inc.	654	24,780
American Campus Communities, Inc.	1,746	97,724
American Homes 4 Rent Class A	3,560	142,507
American Tower Corp.	5,685	1,428,186
Americold Realty Trust	3,347	93,314
Apartment Income (REIT) Corp.	1,974	105,530
Apartment Investment & Management Co. Class A (a)	1,814	13,278
Apple Hospitality (REIT), Inc.	2,685	48,249
Armada Hoffler Properties, Inc.	768	11,213
AvalonBay Communities, Inc.	1,746	433,654
Bluerock Residential Growth (REIT), Inc.	337	8,954
Boston Properties, Inc.	1,777	228,878
Brandywine Realty Trust (SBI)	2,157	30,500
Brixmor Property Group, Inc.	3,722	96,065
Broadstone Net Lease, Inc.	2,068	45,041
Camden Property Trust (SBI)	1,277	212,237
CareTrust (REIT), Inc.	1,258	24,279
CatchMark Timber Trust, Inc.	579	4,748
Centerspace	174	17,073
Chatham Lodging Trust (a)	648	8,936
City Office REIT, Inc.	530	9,360
Community Healthcare Trust, Inc.	300	12,663
CorEnergy Infrastructure Trust, Inc.	70	215
Corporate Office Properties Trust (SBI)	1,387	39,585
Cousins Properties, Inc.	1,878	75,665
Crown Castle International Corp.	5,396	996,102
CTO Realty Growth, Inc.	85	5,637
CubeSmart	2,711	141,053
DiamondRock Hospitality Co. (a)	2,672	26,987
Digital Realty Trust, Inc.	3,545	502,681
Digitalbridge Group, Inc. (a)	6,501	46,807
Diversified Healthcare Trust (SBI)	3,108	9,946
Douglas Emmett, Inc.	2,206	73,725
Duke Realty Corp.	4,763	276,540
Easterly Government Properties, Inc.	1,093	23,106
EastGroup Properties, Inc.	511	103,876
Empire State Realty Trust, Inc.	1,762	17,303
EPR Properties	946	51,756
Equinix, Inc.	1,124	833,581
Equity Commonwealth (a)	1,507	42,512
Equity Lifestyle Properties, Inc.	2,145	164,050
Equity Residential (SBI)	4,265	383,509
Essential Properties Realty Trust, Inc.	1,566	39,620
Essex Property Trust, Inc.	814	281,221
Extra Space Storage, Inc.	1,672	343,763
Farmland Partners, Inc.	325	4,469
Federal Realty Investment Trust (SBI)	880	107,422
First Industrial Realty Trust, Inc.	1,640	101,532
Four Corners Property Trust, Inc.	1,007	27,229
Franklin Street Properties Corp.	1,230	7,257
Gaming & Leisure Properties	2,843	133,422
Getty Realty Corp.	524	14,997
Gladstone Commercial Corp.	486	10,702
Gladstone Land Corp.	387	14,095
Global Medical REIT, Inc.	796	12,991
Global Net Lease, Inc.	1,254	19,725
Healthcare Realty Trust, Inc.	1,876	51,552
Healthcare Trust of America, Inc.	2,758	86,436
Healthpeak Properties, Inc.	6,739	231,350
Hersha Hospitality Trust (a)	343	3,114
Highwoods Properties, Inc. (SBI)	1,316	60,194
Host Hotels & Resorts, Inc.	8,925	173,413
Hudson Pacific Properties, Inc.	1,927	53,474
Independence Realty Trust, Inc.	1,310	34,636
Industrial Logistics Properties Trust	831	18,839
Invitation Homes, Inc.	7,458	299,662
Iron Mountain, Inc.	3,618	200,473
iStar Financial, Inc.	876	20,507
JBG SMITH Properties	1,426	41,668
Kilroy Realty Corp.	1,314	100,416
Kimco Realty Corp.	7,711	190,462
Kite Realty Group Trust	2,751	62,640
Lamar Advertising Co. Class A	1,088	126,404
Life Storage, Inc.	1,026	144,081
LTC Properties, Inc.	477	18,350
LXP Industrial Trust (REIT)	3,574	56,112
Medical Properties Trust, Inc.	7,466	157,831
Mid-America Apartment Communities, Inc.	1,440	301,608
National Health Investors, Inc.	581	34,285
National Retail Properties, Inc.	2,224	99,947
National Storage Affiliates Trust	1,030	64,643
Necessity Retail (REIT), Inc./The	1,575	12,458
NETSTREIT Corp.	493	11,063
NexPoint Residential Trust, Inc.	290	26,190
Office Properties Income Trust	600	15,438
Omega Healthcare Investors, Inc.	2,997	93,387
One Liberty Properties, Inc.	203	6,250
Orion Office (REIT), Inc. (b)	667	9,338
Outfront Media, Inc.	1,802	51,231
Paramount Group, Inc.	2,070	22,584
Park Hotels & Resorts, Inc.	2,973	58,063
Pebblebrook Hotel Trust	1,675	41,004
Phillips Edison & Co., Inc.	245	8,426
Physicians Realty Trust	2,734	47,954
Piedmont Office Realty Trust, Inc. Class A	1,568	27,001
Plymouth Industrial REIT, Inc.	456	12,358
Potlatch Corp.	836	44,082
Preferred Apartment Communities, Inc. Class A	634	15,812
Prologis (REIT), Inc.	9,230	1,490,460
PS Business Parks, Inc.	259	43,533
Public Storage	1,905	743,483
Rayonier, Inc.	1,795	73,810
Realty Income Corp.	7,067	489,743
Regency Centers Corp.	1,932	137,829
Retail Opportunity Investments Corp.	1,523	29,531
Retail Value, Inc.	163	499
Rexford Industrial Realty, Inc.	1,899	141,646
RLJ Lodging Trust	2,113	29,751
RPT Realty	1,053	14,500
Ryman Hospitality Properties, Inc. (a)	691	64,104
Sabra Health Care REIT, Inc.	2,813	41,886
Safehold, Inc.	188	10,425
Saul Centers, Inc.	158	8,327
SBA Communications Corp. Class A	1,358	467,288
Seritage Growth Properties (a)	440	5,570
Service Properties Trust	2,065	18,234
Simon Property Group, Inc.	4,103	539,791
SITE Centers Corp.	2,235	37,347
SL Green Realty Corp.	816	66,243
Spirit Realty Capital, Inc.	1,559	71,745
Stag Industrial, Inc.	2,203	91,094
Store Capital Corp.	3,101	90,642
Summit Hotel Properties, Inc. (a)	1,334	13,287
Sun Communities, Inc.	1,452	254,521
Sunstone Hotel Investors, Inc. (a)	2,713	31,959
Tanger Factory Outlet Centers, Inc.	1,309	22,502
Terreno Realty Corp.	948	70,199
The Macerich Co.	2,674	41,821
UDR, Inc.	3,636	208,597
UMH Properties, Inc.	574	14,115
Uniti Group, Inc.	3,007	41,376
Universal Health Realty Income Trust (SBI)	178	10,390
Urban Edge Properties	1,396	26,664
Urstadt Biddle Properties, Inc. Class A	365	6,866
Ventas, Inc.	4,986	307,935
Veris Residential, Inc. (a)	1,032	17,946
VICI Properties, Inc.	7,871	224,009
Vornado Realty Trust	1,992	90,277
Washington REIT (SBI)	1,046	26,673
Welltower, Inc.	5,435	522,521
Weyerhaeuser Co.	9,360	354,744
Whitestone REIT Class B	585	7,751
WP Carey, Inc.	2,333	188,600
Xenia Hotels & Resorts, Inc. (a)	1,434	27,662
		18,849,288
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	4,179	382,462
Cushman & Wakefield PLC (a)	1,844	37,820
Douglas Elliman, Inc.	788	5,752
eXp World Holdings, Inc. (b)	857	18,143
Forestar Group, Inc. (a)	212	3,765
Howard Hughes Corp. (a)	519	53,774
Jones Lang LaSalle, Inc. (a)	631	151,099
Kennedy-Wilson Holdings, Inc.	1,521	37,097
Marcus & Millichap, Inc.	302	15,909
Newmark Group, Inc.	2,028	32,286
RE/MAX Holdings, Inc.	234	6,489
Realogy Holdings Corp. (a)	1,407	22,062
Redfin Corp. (a)(b)	1,310	23,632
Tejon Ranch Co. (a)	341	6,227
The RMR Group, Inc.	208	6,469
The St. Joe Co.	400	23,696
Zillow Group, Inc.:
Class A (a)(b)	509	24,549
Class C (a)(b)	2,082	102,622
		953,853
TOTAL REAL ESTATE		19,803,141
UTILITIES - 2.6%
Electric Utilities - 1.6%
Allete, Inc.	665	44,542
Alliant Energy Corp.	3,125	195,250
American Electric Power Co., Inc.	6,281	626,655
Avangrid, Inc. (b)	884	41,318
Constellation Energy Corp.	4,072	229,050
Duke Energy Corp.	9,596	1,071,489
Edison International	4,740	332,274
Entergy Corp.	2,509	292,926
Evergy, Inc.	2,861	195,521
Eversource Energy	4,292	378,511
Exelon Corp.	12,198	580,991
FirstEnergy Corp.	6,780	310,931
Hawaiian Electric Industries, Inc.	1,374	58,134
IDACORP, Inc.	633	73,023
MGE Energy, Inc.	449	35,826
NextEra Energy, Inc.	24,491	2,074,633
NRG Energy, Inc.	3,060	117,382
OGE Energy Corp.	2,493	101,665
Otter Tail Corp.	519	32,438
PG&E Corp. (a)	18,843	224,985
Pinnacle West Capital Corp.	1,410	110,121
PNM Resources, Inc.	1,081	51,531
Portland General Electric Co.	1,119	61,713
PPL Corp.	9,364	267,436
Southern Co.	13,223	958,800
Via Renewables, Inc. Class A, (b)	136	1,121
Xcel Energy, Inc.	6,720	484,982
		8,953,248
Gas Utilities - 0.1%
Atmos Energy Corp.	1,651	197,278
Chesapeake Utilities Corp.	218	30,032
National Fuel Gas Co.	1,140	78,318
New Jersey Resources Corp.	1,211	55,536
Northwest Natural Holding Co.	388	20,067
ONE Gas, Inc.	672	59,297
South Jersey Industries, Inc.	1,402	48,439
Southwest Gas Corp.	757	59,266
Spire, Inc. (b)	649	46,572
UGI Corp.	2,614	94,679
		689,484
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	461	15,361
Class C	1,002	36,583
Ormat Technologies, Inc. (b)	556	45,497
Sunnova Energy International, Inc. (a)	1,157	26,680
The AES Corp.	8,330	214,331
Vistra Corp.	6,027	140,128
		478,580
Multi-Utilities - 0.7%
Ameren Corp.	3,214	301,345
Avista Corp.	895	40,409
Black Hills Corp.	801	61,693
CenterPoint Energy, Inc.	7,837	240,126
CMS Energy Corp.	3,614	252,763
Consolidated Edison, Inc.	4,413	417,823
Dominion Energy, Inc.	10,105	858,622
DTE Energy Co.	2,414	319,155
NiSource, Inc.	4,890	155,502
NorthWestern Energy Corp. (b)	644	38,956
Public Service Enterprise Group, Inc.	6,307	441,490
Sempra Energy	3,984	669,790
Unitil Corp.	215	10,724
WEC Energy Group, Inc.	3,937	392,952
		4,201,350
Water Utilities - 0.1%
American States Water Co.	470	41,839
American Water Works Co., Inc.	2,265	374,925
Cadiz, Inc. (a)	386	799
California Water Service Group	670	39,718
Essential Utilities, Inc.	2,872	146,845
Middlesex Water Co. (b)	224	23,558
SJW Corp.	344	23,936
York Water Co. (b)	164	7,375
		658,995
TOTAL UTILITIES		14,981,657
TOTAL COMMON STOCKS (Cost $444,547,679)		563,998,831

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $593,928)	600,000	593,230

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (g)	14,966,183	14,969,176
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	8,278,472	8,279,299
TOTAL MONEY MARKET FUNDS (Cost $23,248,475)		23,248,475

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $468,390,082)	587,840,536
NET OTHER ASSETS (LIABILITIES) - (1.2)% (i)	(7,214,571)
NET ASSETS - 100.0%	580,625,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	15	Jun 2022	1,549,800	40,792	40,792
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Jun 2022	806,760	24,053	24,053
CME Micro E-mini S&P 500 Index Contracts (United States)	60	Jun 2022	13,592,250	769,133	769,133

TOTAL FUTURES CONTRACTS					833,978
The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,710 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $593,230.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $239,094 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	12,759,607	40,099,137	37,889,568	4,168	-	-	14,969,176	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	4,675,743	9,947,160	6,343,604	4,317	-	-	8,279,299	0.0%
Total	17,435,350	50,046,297	44,233,172	8,485	-	-	23,248,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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